Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 08, 2013	Jun. 30, 2012
Entity Information [Line Items]
Entity Registrant Name	ON ASSIGNMENT INC
Entity Central Index Key	0000890564
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Document Type	8-K
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		53,084,637
Entity Public Float			$ 616,647,781
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and cash equivalents	$ 27,479	$ 17,739
Accounts receivable, net of $3,970 and $2,777, respectively	243,003	93,925
Prepaid expenses	8,839	6,645
Deferred income tax assets	10,147	9,271
Other	4,289	3,534
Total current assets	293,757	131,114
Property and equipment, net	26,862	18,057
Goodwill	498,356	229,234
Identifiable intangible assets, net	263,840	30,206
Other	15,206	2,054
Total Assets	1,098,021	410,665
Current Liabilities:
Current portion of long-term debt	10,000	5,000
Accounts payable	6,810	4,112
Accrued payroll and contract professional pay	59,962	24,948
Deferred compensation	10,000	1,896
Workers’ compensation and medical malpractice loss reserves	10,327	10,401
Current portion of accrued earn-outs	6,563	3,488
Other	15,065	6,564
Total current liabilities	118,727	56,409
Deferred income tax liabilities	23,009	14,856
Long-term debt, net of current portion	416,588	81,750
Accrued earn-outs	1,014	6,368
Other long-term liabilities	5,960	4,539
Total liabilities	565,298	163,922
Commitments and Contingencies
Stockholders’ Equity:
Preferred Stock, $0.01 par value, 1,000,000 shares authorized, no shares issued	0	0
Common Stock, $0.01 par value, 75,000,000 shares authorized, 52,960,570 and 37,012,250 issued and outstanding, respectively	530	370
Paid-in capital	471,711	229,377
Retained earnings	61,687	19,034
Accumulated other comprehensive loss	(1,205)	(2,038)
Total stockholders’ equity	532,723	246,743
Total Liabilities and Stockholders’ Equity	$ 1,098,021	$ 410,665

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 3,970	$ 2,777
Stockholders’ Equity:
Preferred Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred Stock, shares issued (in shares)	0	0
Preferred Stock, shares outstanding (in shares)	0	0
Common Stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common Stock, shares authorized (in shares)	75,000,000	75,000,000
Common Stock, shares issued (in shares)	52,960,570	37,012,250
Common Stock: shares outstanding (in shares)	52,960,570	37,012,250

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,177,515	$ 547,639	$ 401,320
Cost of services	808,979	359,811	261,989
Gross profit	368,536	187,828	139,331
Selling, general and administrative expenses	265,568	145,399	120,995
Amortization of intangible assets	18,016	2,346	2,115
Operating income	84,952	40,083	16,221
Interest expense, net	(17,168)	(2,936)	(8,168)
Income before income taxes	67,784	37,147	8,053
Provision for income taxes	29,373	15,397	3,969
Income from continuing operations	38,411	21,750	4,084
Income (loss) from discontinued operations, net of income taxes	4,242	2,547	(13,981)
Net income (loss)	42,653	24,297	(9,897)
Basic earnings per common share:
Income from continuing operations	$ 0.82	$ 0.59	$ 0.11
Income from discontinued operations	$ 0.09	$ 0.07	$ (0.38)
Net income	$ 0.91	$ 0.66	$ (0.27)
Diluted earnings per common share:
Income from continuing operations	$ 0.8	$ 0.58	$ 0.11
Income from discontinued operations	$ 0.09	$ 0.06	$ (0.38)
Net income	$ 0.89	$ 0.64	$ (0.27)
Number of shares and share equivalents used to calculate earnings (loss) per share:
Basic (in shares)	46,739	36,876	36,429
Diluted (in shares)	47,826	37,758	37,050
Reconciliation of net income (loss) to comprehensive income (loss):
Net income (loss)	42,653	24,297	(9,897)
Changes in fair value of derivative, net of income tax of $21 and $227, respectively	(21)	(380)	0
Foreign currency translation adjustment	854	(1,662)	(1,122)
Comprehensive income (loss)	$ 43,486	$ 22,255	$ (11,019)

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Changes in fair value of derivative, tax	$ 21,000	$ 227,000	$ 0

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2009	$ 226,661	$ 363	$ 220,082	$ 5,090	$ 1,126
Balance (in shares) at Dec. 31, 2009		36,262,810
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		68,200
Exercise of common stock options	333	1	332
Stock repurchase and retirement (in shares)		(291,212)
Stock repurchase and retirement	(2,000)	(3)	(1,783)	(214)
Stock-based compensation expense	7,151		7,151
Vesting of restricted stock units and restricted stock awards (in shares)		359,013
Vesting of restricted stock units and restricted stock awards	(1,305)	4	(1,309)
Tax deficiency from stock-based compensation	(334)		(334)
Fair value adjustment of derivatives, net of income tax	0
Translation adjustments	(1,122)				(1,122)
Net income (loss)	(9,897)			(9,897)
Balance at Dec. 31, 2010	219,487	365	224,139	(5,021)	4
Balance (in shares) at Dec. 31, 2010		36,398,811
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		293,893
Exercise of common stock options	1,724	2	1,722
Employee stock purchase plan (in shares)		187,036
Employee stock purchase plan	977	2	975
Stock repurchase and retirement (in shares)		(323,361)
Stock repurchase and retirement	(2,230)	(3)	(1,985)	(242)
Stock-based compensation expense	5,868		5,868
Vesting of restricted stock units and restricted stock awards (in shares)		455,871
Vesting of restricted stock units and restricted stock awards	(2,219)	4	(2,223)
Tax deficiency from stock-based compensation	881		881
Fair value adjustment of derivatives, net of income tax	(380)				(380)
Translation adjustments	(1,662)				(1,662)
Net income (loss)	24,297			24,297
Balance at Dec. 31, 2011	246,743	370	229,377	19,034	(2,038)
Balance (in shares) at Dec. 31, 2011	37,012,250	37,012,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of common stock options (in shares)		968,206
Exercise of common stock options	7,041	10	7,031
Employee stock purchase plan (in shares)		154,934
Employee stock purchase plan	1,344	2	1,342
Stock-based compensation expense	9,558		9,558
Vesting of restricted stock units and restricted stock awards (in shares)		520,652
Vesting of restricted stock units and restricted stock awards	(5,535)	5	(5,540)
Tax deficiency from stock-based compensation	4,528		4,528
Acquisition of Apex (in shares)		14,304,528
Acquisition of Apex	225,558	143	225,415
Fair value adjustment of derivatives, net of income tax	(21)				(21)
Translation adjustments	854				854
Net income (loss)	42,653			42,653
Balance at Dec. 31, 2012	$ 532,723	$ 530	$ 471,711	$ 61,687	$ (1,205)
Balance (in shares) at Dec. 31, 2012	52,960,570	52,960,570

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net income	$ 42,653	$ 24,297	$ (9,897)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	6,686	6,505	5,881
Amortization of intangible assets	18,016	2,346	2,115
Provision for doubtful accounts and billing adjustments	(166)	1,127	644
Deferred income tax (benefit) provision	4,970	3,748	2,274
Stock-based compensation	9,706	6,927	7,749
Amortization of deferred loan costs	1,960	460	961
Gross excess tax benefits from stock-based compensation	(4,638)	(1,113)	(205)
Impairment of goodwill	0	0	15,399
Workers’ compensation and medical malpractice provision	3,594	3,196	4,310
Other	(362)	(1,765)	1,993
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable	(18,604)	(25,079)	(10,532)
Prepaid expenses	(1,881)	(1,633)	(501)
Prepaid income taxes	4,047	(1,292)	4,223
Accounts payable	1,987	(1,812)	1,032
Accrued payroll and contract professional pay	(28,053)	6,400	3,880
Workers’ compensation and medical malpractice loss reserves	(2,049)	(1,467)	(3,948)
Other	2,831	2,574	1,483
Net cash provided by operating activities	40,697	23,419	26,861
Cash Flows from Investing Activities:
Cash paid for property and equipment	(14,354)	(8,411)	(6,302)
Cash paid for acquisitions, net of cash acquired	(347,743)	(32,818)	(10,458)
Other	(869)	109	179
Net cash used in investing activities	(362,966)	(41,120)	(16,581)
Cash Flows from Financing Activities:
Principal payments of long-term debt	(173,163)	(20,500)	(79,163)
Proceeds from term debt	513,000	40,500	68,000
Proceeds from stock transactions	8,384	2,701	333
Payment of employment taxes related to release of restricted stock awards	(2,627)	(2,214)	(1,955)
Gross excess tax benefits from stock-based compensation	4,638	1,113	205
Repurchase of common stock	0	(2,230)	(2,000)
Debt issuance or amendment costs	(17,113)	(87)	(1,938)
Payments of other long-term liabilities	(1,198)	(1,731)	(52)
Other	(43)	(43)	(44)
Net cash provided by (used in) financing activities	331,878	17,509	(16,614)
Effect of exchange rate changes on cash and cash equivalents	131	(478)	(1,231)
Net Increase (Decrease) in Cash and Cash Equivalents	9,740	(670)	(7,565)
Cash and Cash Equivalents at Beginning of Year	17,739	18,409	25,974
Cash and Cash Equivalents at End of Year	27,479	17,739	18,409
Supplemental Disclosure of Cash Flow Information
Income taxes	33,915	16,163	(2,578)
Interest	14,722	2,659	5,478
Goodwill	266,788	30,504	10,458
Identifiable intangible assets acquired	251,555	7,726	1,761
Net tangible assets acquired	54,958	4,934	0
Fair value of assets acquired, net of cash received	573,301	43,164	12,219
Non-Cash Investing and Financing Activities:
Equity consideration for acquisition	225,558	0	0
Payable for employment taxes withheld related to release of restricted stock awards	2,907	0	96
Accrued earn-out payments	0	10,346	3,700
Acquisition of property and equipment through accounts payable	$ 369	$ 324	$ 383

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Significant Accounting Policie
Summary of Significant Accounting Policies.

Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition. Revenues from contract assignments, net of sales adjustments and discounts, are recognized when earned, based on hours worked by the Company’s contract professionals on a weekly basis. Conversion and direct hire fees are recognized when employment candidates begin permanent employment. The Company records a sales allowance against consolidated revenues, which is an estimate based on historical billing adjustment experience. The sales allowance is recorded as a reduction to revenues and an increase to the allowance for billing adjustments. The billing adjustment reserve includes an allowance for fallouts. Fallouts are direct hire and conversion fees that do not complete the contingency period, which is typically 90 days or less. The Company includes reimbursed expenses, in revenues and the associated amounts of reimbursable expenses in cost of services.

The Company records revenues on a gross basis as a principal or on a net basis as an agent depending on the arrangement. The key indicators as to whether it acts as a principal or an agent are whether the Company (i) has the direct contractual relationships with its customers, (ii) bears the risks and rewards of the transactions, and (iii) has the discretion to select the contract professionals and establish their price.

Income Taxes. Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that a portion of the deferred tax asset will not be realized.

The Company makes a comprehensive review of its uncertain tax positions regularly. An uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed return, or planned to be taken in a future tax return or claim that has not been reflected in measuring income tax expense for financial reporting purposes. In general, until these positions are sustained by the taxing authorities or statutes expire for the year that the position was taken, the Company does not recognize the tax benefits resulting from such positions and reports the tax effects as a liability for uncertain tax positions.

Foreign Currency Translation. The functional currency of the Company’s foreign operations is their local currency, and as such, their assets and liabilities are translated into U.S. dollars at the rate of exchange in effect on the balance sheet date. Revenue and expenses are translated at the average rates of exchange prevailing during each monthly period. The related translation adjustments are recorded as cumulative foreign currency translation adjustments in accumulated other comprehensive income as a separate component of stockholders’ equity. Gains and losses resulting from foreign currency transactions, which are not material, are included in Selling, general and administrative (SG&A) expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Cash and Cash Equivalents. The Company considers all highly liquid investments with a maturity of three months or less on the date of purchase to be cash equivalents.

Allowance for Doubtful Accounts and Billing Adjustments. The Company estimates an allowance for doubtful accounts and an allowance for billing adjustments related to trade receivables based on an analysis of historical collection and billing adjustment experience. The Company applies bad debt percentages based on experience to the outstanding accounts receivable balances at the end of the period, as well as analyzes specific reserves as needed. Impaired receivables, or portions thereof, are written-off when deemed uncollectible.

Property and Equipment. Property and equipment are stated at cost. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets, generally three to five years. Leasehold improvements are amortized over the shorter of the life of the related asset or the remaining term of the lease. Costs associated with customized internal-use software systems that have reached the application development stage and meet recoverability tests are capitalized. Such capitalized costs include external direct costs utilized in developing or obtaining the applications and payroll and payroll-related expenses for employees who are directly associated with the application development.

Goodwill and Identifiable Intangible Assets. Goodwill and intangible assets with indefinite lives are tested for impairment on an annual basis as of October 31, and for goodwill whenever an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount and for indefinite lived intangibles, if events or changes in circumstances indicate that it is more likely than not that the asset is impaired.

During the quarter ended December 31, 2012, the Company changed the date of the annual impairment test for goodwill from December 31 to October 31. The change is preferable because it alleviates constraints on accounting resources during the year-end financial statement close and reporting process and better aligns the timing of the assessment with our planning and forecasting process, which occurs primarily in the third quarter. The change in accounting principle related to the annual goodwill impairment test date did not delay, accelerate or avoid an impairment charge. Due to significant judgments and estimates that are utilized in the goodwill impairment analysis, the Company determined it was impracticable to objectively determine, without the use of hindsight, projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2012. As such, the Company has prospectively applied the change in the annual goodwill impairment test date from October 31, 2012.

Intangible assets with indefinite lives consist of trademarks. The Company tests trademarks for impairment on an annual basis, on October 31. In order to test the trademarks for impairment, the Company determines the fair value of the trademarks and compares such amount to its carrying value. The fair value of the trademarks is determined using a projected discounted cash flow analysis based on the relief-from-royalty approach. The principal factors used in the discounted cash flow analysis requiring judgment are projected net sales, discount rate, royalty rate and terminal value assumption. The royalty rate used in the analysis is based on transactions that have occurred in our industry. Intangible assets having finite lives are amortized over their useful lives and are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Customer relations are amortized using an accelerated method. Contractor relations and non-compete agreements are amortized using the straight-line method. Other than the goodwill impairment in 2010 discussed below, we did not have any impairment of indefinite lived or finite lived intangibles in 2012, 2011, or 2010.

Goodwill is tested for impairment using a two-step process in which the first step compares the fair value of a reporting unit, which is generally an operating segment or one level below the operating segment level, which is a business and for which discrete financial information is available and reviewed by segment management, to the reporting unit's carrying value. The second step measures the amount of impairment by comparing the implied fair value of the respective reporting unit's goodwill with the carrying value of that goodwill. The goodwill impairment loss is measured by the amount the carrying value of goodwill exceeds the implied fair value of goodwill.

The Company performed the step one goodwill impairment tests for each reporting unit as of October 31, 2012 as this is the annual impairment test date. No impairment charge was recorded for any of the reporting units as of October 31, 2012. Based upon the annual goodwill impairment test in 2011, there was no goodwill impairment charge. The Company recognized a goodwill impairment charge of $15.4 million in the fourth quarter of 2010. Goodwill for the Company's impaired reporting unit, Nurse Travel, with a carrying amount of $15.4 million was written down to the implied fair value of $0 resulting in an impairment charge of $15.4 million, which is included in income (loss) from discontinued operations, net of income taxes.

Impairment or Disposal of Long-Lived Assets. The Company evaluates long-lived assets, other than goodwill and identifiable intangible assets with indefinite lives, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future cash flows is less than the carrying amount of the asset, in which case a write-down is recorded to reduce the related asset to its estimated fair value.

Workers’ Compensation and Medical Malpractice Loss Reserves. The Company carries retention policies for its workers’ compensation liability and medical malpractice liability exposures. In connection with these programs, the Company pays a base premium plus actual losses incurred, not to exceed certain stop-loss limits. The Company is insured for losses above these limits, both per occurrence and in the aggregate. The workers' compensation and medical malpractice loss reserves are based upon an actuarial report obtained from a third party and determined based on claims filed and claims incurred but not reported. The Company accounts for claims incurred but not yet reported based on estimates derived from historical claims experience and current trends of industry data. Changes in estimates and differences in estimates and actual payments for claims are recognized in the period that the estimates changed or the payments were made.

Contingencies. The Company records an estimated loss from a loss contingency when information available prior to issuance of its financial statements indicates it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements, and the amount of the loss can be reasonably estimated. Accounting for contingencies, such as legal settlements, workers’ compensation matters and medical malpractice insurance matters, requires the Company to use judgment.

 Business Combinations. The purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is allocated to goodwill. The Company determines the estimated fair values after review and consideration of relevant information including discounted cash flows, quoted market prices and estimates made by management. Accordingly, these can be affected by contract performance and other factors over time, which may cause final amounts to differ materially from original estimates. The Company adjusts the preliminary purchase price allocation, as necessary, up to one year after the acquisition closing date if it obtains more information regarding asset valuations and liabilities assumed.

Goodwill acquired in business combinations is assigned to the reporting unit(s) expected to benefit from the combination as of the acquisition date. Acquisition related costs are recognized separately from the acquisition and are expensed as incurred.

Stock-Based Compensation. The Company records compensation expense for restricted stock awards and stock units based on the fair market value of the awards on the date of grant. Market-based awards, which are based on achievement of targets indexed to the Company’s share price, are valued using a Monte Carlo simulation model. Compensation expense for performance-based awards is measured based on the amount of shares ultimately expected to vest, estimated at each reporting date based on management’s expectations regarding the relevant performance criteria. The Company accounts for stock options granted and ESPP shares based on an estimated fair market value using a Black-Scholes option valuation model. This methodology requires the use of subjective assumptions including expected stock price volatility and the estimated life of each award. The fair value of equity-based compensation awards less the estimated forfeitures is amortized over the vesting period of the award.

Concentration of Credit Risk. Financial instruments that potentially subject the Company to credit risks consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and cash equivalents in low risk investments with quality credit institutions and limits the amount of credit exposure with any single institution above FDIC insured limits. Concentration of credit risk with respect to accounts receivable is limited because of the large number of geographically dispersed customers, thus spreading the trade credit risk. The Company performs ongoing credit evaluations to identify risks and maintains an allowance to address these risks.

Derivative Instruments. The Company utilizes derivative financial instruments to manage interest rate risk. The Company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments.

Advertising Costs. Advertising costs, which are expensed as incurred, were $4.9 million in 2012, $2.9 million in 2011, and $2.8 million in 2010, and are included in SG&A expenses.

Reclassifications. Certain prior period amounts have been reclassified to conform to the current period financial statement presentation. The reclassifications relate to the required presentation of income from discontinued operations during the years ended December 31, 2012, 2011, and 2010. Please refer to Note 5 for further details. All such reclassifications do not affect net income as presented in previous years.

Accounting Standards Updates	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting Standards Updates
Accounting Standards Updates.

In February 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (ASU 2013-02). Under ASU 2013-02, an entity is required to provide information about the amounts reclassified out of Accumulated Other Comprehensive Income (AOCI) by component. In addition, an entity is required to present, either on the face of the financial statements or in the notes, significant amounts reclassified out of AOCI by the respective line items of net income, but only if the amount reclassified is required to be reclassified in its entirety in the same reporting period. For amounts that are not required to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional details about those amounts. ASU 2013-02 does not change the current requirements for reporting net income or other comprehensive income in the financial statements. ASU 2013-02 is effective for us on January 1, 2013.

In July 2012, the FASB issued Accounting Standards Update No. 2012-02, Intangibles-Goodwill and Other (Topic 350) — Testing Indefinite-Lived Intangible Assets for Impairment (ASU 2012-02), allowing entities the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. If the qualitative assessment indicates it is more-likely-than-not that the fair value of an indefinite lived intangible asset is less than its carrying amount, the quantitative impairment test is required. Otherwise, no testing is required. ASU 2012-02 is effective for the Company in the period beginning January 1, 2013. The adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.

In December 2011, the FASB issued FASB ASU No. 2011-11, Balance Sheet (Topic 210)—Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. Entities are required to disclose both gross and net information about these instruments. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this ASU is not expected to have a material impact on the Company's consolidated financial statements.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (Topic 350) — Intangibles—Goodwill and Other (ASU 2011-08), to allow entities to use a qualitative approach to test goodwill for impairment. ASU 2011-08 permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If so, it is necessary to perform the currently prescribed two-step goodwill impairment test. Otherwise, the two step goodwill impairment test is not required. ASU 2011-08 was effective for the Company in the first quarter of fiscal 2012 and earlier adoption was permitted. The adoption of ASU 2011-08 did not have a material impact on the consolidated financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income (Topic 220) — Comprehensive Income (ASU 2011-05), to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. ASU 2011-05 was effective for the Company in the first quarter of fiscal 2012 and was applied retrospectively. In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers certain aspects of ASU 2011-05 related to the presentation of reclassification adjustments. The adoption of ASU 2011-05 only impacted the presentation of the consolidated financial statements.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (Topic 820) — Fair Value Measurement (ASU 2011-04), to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. Generally Accepted Accounting Principles and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. ASU 2011-04 became effective for the Company in the first quarter of fiscal 2012; see Note 15 - Fair Value Measurements for required disclosures.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment.
Property and Equipment.

Property and equipment at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Furniture, fixtures and equipment	$6,891	$5,776
Computers and related equipment	6,918	5,414
Computer software	32,871	27,306
Leasehold improvements	5,417	4,633
Work-in-progress	9,937	4,751
	62,034	47,880
Less -- accumulated depreciation and amortization	(35,172)	(29,823)
	$26,862	$18,057

Depreciation and amortization expense related to property and equipment, which totaled $6.6 million in 2012, $5.5 million in 2011 and $4.8 million in 2010, is included in SG&A expenses.

The Company has capitalized costs related to its various technology initiatives. The net book value of the property and equipment related to software development was $12.1 million as of December 31, 2012 and $8.5 million as of December 31, 2011, which includes work-in-progress of $7.5 million and $3.9 million, respectively.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Acquisitions
Acquisitions.

On May 15, 2012, the Company acquired all of the outstanding shares of Apex Systems, Inc., a privately-owned provider of information technology staffing headquartered in Richmond, Virginia. The primary reason for the acquisition was to expand the Company's information technology staffing services. The purchase price totaled approximately $610.8 million, comprised of $385.0 million paid in cash at closing, $0.3 million paid in the third quarter related to the net working capital adjustments, and 14.3 million shares of common stock of the Company issued to the holders of shares of common stock and options to purchase common stock of Apex immediately prior to the effective time of the merger. Acquisition costs related to this transaction totaled approximately $9.8 million and were expensed in 2012. Goodwill and the identifiable intangible assets are deductible for tax purposes. The results of operations of Apex have been combined with those of the Company since the acquisition date. Apex revenues and net loss included in the Statement of Operations for the year-ended December 31, 2012 were $508.7 million and $(7.3) million, respectively.

On July 31, 2011, the Company acquired all of the outstanding shares of HealthCare Partners, Inc. (HCP), a privately-owned provider of physician staffing headquartered in Atlanta, Georgia. The primary reasons for the acquisition were to expand the Physician segment business operations geographic coverage and to leverage the Company’s infrastructure. The purchase price for HCP was approximately $19.1 million comprised of $15.7 million in cash paid at closing and potential future earn-out consideration of $3.4 million (the maximum earn-out opportunity is capped at $3.7 million) based on estimated financial performance of HCP through 2013. Acquisition costs of approximately $57,000 were expensed in 2011. The Company discontinued the use of the HCP tradename during 2012. Goodwill is deductible for tax purposes. The results of operations for the acquisition have been combined with those of the Company since the acquisition date.

On February 28, 2011, the Company acquired all of the outstanding shares of Warphi N.V. and its subsidiaries (collectively, Valesta), a privately-owned provider of specialized clinical research staffing headquartered in Belgium. The primary reasons for the acquisition were to expand the Life Sciences business operations and to leverage the Company’s infrastructure. The purchase price for Valesta totaled $23.7 million, comprised of $16.8 million in cash paid at closing and potential future earn-out consideration of $6.9 million (the maximum earn-out is capped at a Euro value of €5.0 million or approximately $6.6 million at December 31, 2012 exchange rates) based on estimated financial performance of Valesta through 2013. Acquisition costs of approximately $0.4 million were expensed in 2011. Goodwill is not deductible for tax purposes. The results of operations for the acquisition have been combined with those of the Company since the acquisition date.

On July 19, 2010, the Company acquired all of the outstanding shares of Sharpstream Holdings Limited (Sharpstream), a privately-owned provider of search services for executives to middle managers in the life sciences sector. The primary reasons for the Sharpstream acquisition were to expand our Life Sciences business operations, further expand our global presence and to leverage the Company’s infrastructure. The purchase price totaled $8.6 million, comprised of $7.2 million in cash paid at closing, plus potential future earn-out consideration of up to $1.4 million. Acquisition costs of $0.1 million related to the purchase were expensed in 2010. Goodwill is not deductible for tax purposes. The results of operations for the acquisition have been combined with those of the Company since the acquisition date.

On April 16, 2010, the Company acquired all of the outstanding shares of The Cambridge Group Ltd. and Cambridge Contract Staffing Group, Inc. (Cambridge), a Connecticut-based privately-held provider of specialized staffing services. The primary reasons for the Cambridge acquisition were to expand our Life Sciences, Oxford, and Physician business operations and to leverage the Company’s infrastructure. The purchase price totaled $7.6 million, comprised of $5.3 million in cash paid at closing, plus potential future earn-out consideration of up to $2.3 million. Acquisition costs of $0.1 million related to the purchase were expensed in 2010. Goodwill is not deductible for tax purposes. The results of operations for the acquisition have been combined with those of the Company since the acquisition date.

Assets and liabilities of the acquired companies were recorded at their estimated fair values at the dates of acquisition. The excess purchase price over the fair value of net tangible assets and identifiable intangible assets acquired has been allocated to goodwill. The fair value assigned to identifiable intangible assets was determined primarily by using a discounted cash flow method. The Company's allocation for the purchase price for Apex, except for the pre-acquisition contingencies and income taxes related to the acquisition, have been finalized. Any material measurement period adjustments will be recorded retrospectively to the acquisition date.

During 2012, the Company adjusted Valesta's purchase price allocation. The adjustment was to correct the tax impact of the amortization of identifiable intangible assets. The adjustment was not material and had no impact on the consolidated statements of operations and comprehensive income (loss); accordingly it was not presented retrospectively.

The fair value of earn-out obligations was based on the present value of the expected future payments to be made to the sellers of the acquired businesses in accordance with the respective purchase agreements. See Note - 15 Fair Value Measurements for further information regarding the fair value of earn-outs and the level 3 rollforward disclosure.

The following tables summarize (in thousands) the purchase price allocations for the acquisitions of Apex, which is subject to finalization during the measurement period and HCP and Valesta:

	2012 Acquisition	2011 Acquisitions
	Apex	HCP	Valesta	Total
Current assets	$169,844	$3,950	$6,332	$10,282
Property and equipment	902	123	299	422
Goodwill	266,788	14,398	17,911	32,309
Identifiable intangible assets	251,555	1,784	5,679	7,463
Other	494	13	26	39
Total assets acquired	$689,583	$20,268	$30,247	$50,515

Current liabilities	$77,905	$1,070	$4,774	$5,844
Other	850	49	1,814	1,863
Total liabilities assumed	78,755	1,119	6,588	7,707
Total purchase price	$610,828	$19,149	$23,659	$42,808

The following table summarizes (in thousands) the allocation of the purchase price among the identifiable intangible assets for the acquisition of Apex, HCP and Valesta:

		Identifiable Intangible Asset Value
		2012 Acquisition	2011 Acquisitions
	Useful life	Apex	HCP	Valesta	Total
Contractor relations	2 – 5 years	$10,589	$814	$266	$1,080
Customer relations	2 – 10 years	92,147	950	2,395	3,345
Non-compete agreements	2 – 7 years	2,076	20	440	460
Trademarks	indefinite	146,743	—	2,578	2,578
		$251,555	$1,784	$5,679	$7,463

The summary below (in thousands, except for per share data) presents pro forma unaudited consolidated results of operations for the years ended December 31, 2012 and 2011 as if the acquisitions of HCP and Valesta occurred on January 1, 2010, and the acquisition of Apex occurred on January 1, 2011. The acquisitions in 2010 were not material to the Company, therefore pro forma information related to these acquisitions has not been presented. The pro forma financial information gives effect to certain adjustments, including: the amortization of intangible assets and interest expense on acquisition-related debt, changes in the management fees, and increased number of common shares as a result of the acquisition. Acquisition-related costs are assumed to have occurred at the beginning of the year prior to acquisition. The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition had been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

	2012	2011
Revenues	$1,459,762	$1,266,523
Operating income	$113,738	$64,292
Income from continuing operations	$51,373	$23,574
Net income	$55,615	$26,109

Basic earnings per share:
Income from continuing operations	$0.99	$0.46
Net income	$1.07	$0.51

Diluted earnings per share:
Income from continuing operations	$0.97	$0.45
Net income	$1.05	$0.50

Weighted average number of shares outstanding	52,103	51,180
Weighted average number of shares and dilutive shares outstanding	53,190	52,062

Discontinued Operations (Notes)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
5. Discontinued Operations.

On February 12, 2013, the Company completed the sale of the Nurse Travel division for $31.0 million in cash and recognized a gain of $14.4 million, net of tax. Under terms of the purchase agreement, the Company delivered net working capital of $5.7 million. The Nurse Travel division, previously included in the Healthcare segment, has been presented separately as discontinued operations in our Consolidated Statement of Operations for all periods presented. The following is a summary of the Nurse Travel division's operating results for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Revenues	$62,190	$49,642	$36,745
Income (loss) before income taxes	$7,172	$4,316	$(12,994)
Provision for income taxes	$2,930	$1,769	$987
Net income (loss)	$4,242	$2,547	$(13,981)

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt.

Long-term debt at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
New Senior Secured Debt --
$100 million term A loan facility, due May 2017	$92,500	$—
$365 million term B loan facility, due May 2019	334,088	—
$75 million revolving credit facility, due May 2017	—	—
Old Senior Secured Debt (repaid May 2012) --
$75 million revolving credit facility	—	43,000
$50 million term loan facility	—	43,750
	$426,588	$86,750

On May 15, 2012, in connection with the Apex acquisition, the Company entered into a new senior secured credit agreement. The new credit agreement consists of (i) a $100.0 million, five-year term loan A facility, (ii) a $365.0 million, seven-year term loan B facility and (iii) a $75.0 million, five-year revolving loan facility with a $15.0 million sublimit for letters of credit. The new credit agreement also provides the ability to increase the loan facilities for up to $75.0 million in additional principal amount of revolving or term B loans, subject to receipt of lender commitments and satisfaction of specified conditions.

Borrowings under the new credit agreement bear interest at a variable rate based upon, at the Company’s option, either the Eurodollar rate or the base rate, plus in each case, an applicable margin. The applicable margin for Eurodollar rate loans for the revolving loans and the term A loans ranges, based on the applicable leverage ratio, from 2.75 percent to 3.25 percent per annum and the applicable margin for base rate loans ranges, based on the applicable leverage ratio, from 1.75 percent to 2.25 percent per annum. The applicable margin for Eurodollar rate loans for the term B loans is 3.75 percent per annum and the applicable margin for base rate loans is 2.75 percent per annum. The Company is required to pay a commitment fee equal to 0.50 percent per annum on the undrawn portion available under the revolving loan facility if its leverage ratio is greater than or equal to 3.00 to 1.00, a commitment fee equal to 0.40 percent per annum if its leverage ratio is less than 3.00 to 1.00 but greater than or equal to 2.00 to 1.00 and a commitment fee equal to 0.30 percent per annum if its leverage ratio is less than 2.00 to 1.00. Additionally, the Company is required to pay variable per annum fees equal to the applicable margin for Eurodollar rate loans in respect of outstanding letters of credit. At December 31, 2012, borrowings on the term A loan bore interest at 3.2 percent, and borrowings on the term B loan bore interest at 5.0 percent. The weighted average interest rate at December 31, 2012 was 4.6 percent.

The Company is required to make quarterly amortization payments on the term loan A facility in the amount of $2.5 million. The Company is also required to make mandatory prepayments of loans under the new credit agreement, subject to specified exceptions, from excess cash flows and with the proceeds of asset sales, debt issuances and specified other events.

The Company’s obligations under the new credit agreement are guaranteed by substantially all of its direct and indirect domestic subsidiaries. The obligations under the new credit agreement and the guarantees are secured by a lien on substantially all of the Company’s tangible and intangible property and by a pledge of all of the equity interests in its direct and indirect domestic subsidiaries.

The new credit agreement also places limits on the Company’s and its subsidiaries’ ability to incur liens, incur additional indebtedness, make loans and investments, engage in mergers and acquisitions, engage in asset sales, declare dividends or redeem or repurchase capital stock, alter the business conducted by the Company and its subsidiaries, transact with affiliates, prepay, redeem or purchase subordinated debt and amend or otherwise alter debt agreements. The Company's leverage ratio (consolidated funded debt to trailing 12 months earnings before interest, taxes, depreciation and amortization (EBITDA)) is currently limited to no more than 4.25 to 1.00 and reduces over time to 3.00 to 1.00. As of December 31, 2012, the leverage ratio was approximately 2.73 to 1.00. A failure to comply with these covenants could permit the lenders under the new credit agreement to declare all amounts borrowed under the new credit agreement, together with accrued interest and fees, to be immediately due and payable.

As of December 31, 2012 and 2011, the Company was in compliance with all of its debt covenants. As of December 31, 2012, the Company had $72.2 million of borrowing available under our credit facility.

Goodwill and Identifiable Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Identifiable Intangible Assets
Goodwill and Other Identifiable Intangible Assets.

The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	Apex	Oxford	Life Sciences	Healthcare	Physician	Total
Balance as of December 31, 2010
Gross goodwill	$—	$149,483	$12,561	$122,230	$37,163	$321,437
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	12,561	513	37,163	199,720
Valesta acquisition (see Note 4)	—	—	16,097	—	—	16,097
HCP acquisition (see Note 4)	—	—	—	—	14,407	14,407
Translation adjustment	—	—	(990)	—	—	(990)
Balance as of December 31, 2011
Gross goodwill	—	149,483	27,668	122,230	51,570	350,951
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	27,668	513	51,570	229,234
Apex acquisition (see Note 4)	266,788	—	—	—	—	266,788
Acquisition accounting	—	—	1,814	—	(9)	1,805
Translation adjustment	—	—	529	—	—	529
Balance as of December 31, 2012
Gross goodwill	266,788	149,483	30,011	122,230	51,561	620,073
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	$266,788	$149,483	$30,011	$513	$51,561	$498,356

Subsequent to the issuance of the Company's annual report on Form 10-K for the year ended December 31, 2011, the Company identified an error of $1.8 million to record deferred tax liabilities and a corresponding increase in goodwill related to Valesta's intangible assets. The Company considers this an immaterial adjustment and has corrected the goodwill and deferred tax liabilities as of December 31, 2012 reflecting the adjustment in the accompanying consolidated balance sheets, the adjustments in the non-cash supplemental disclosures in the consolidated statements of cash flows and related footnote disclosures. This adjustment has no effect on the Company's consolidated statements of operations and comprehensive income (loss).

As of December 31, 2012 and December 31, 2011, the Company had the following acquired intangible assets (in thousands):

		2012			2011
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Subject to amortization:
Customer relations	3 months – 10 years	$103,285	$23,338	$79,947	$11,077	$7,891	$3,186
Contractor relations	2 - 7 years	37,871	27,754	10,117	27,276	25,599	1,677
Non-compete agreements	2 - 7 years	2,986	1,062	1,924	899	604	295
		144,142	52,154	91,988	39,252	34,094	5,158
Not subject to amortization:
Trademarks		171,852	—	171,852	25,048	—	25,048
Goodwill		498,356	—	498,356	229,234	—	229,234
Total		$814,350	$52,154	$762,196	$293,534	$34,094	$259,440

Amortization expense for intangible assets with finite lives was $18.0 million in 2012, $2.3 million in 2011 and $2.1 million in 2010. Estimated amortization for the each of the next five fiscal years and thereafter follows (in thousands):

2013	$20,973
2014	16,823
2015	14,305
2016	12,369
2017	8,996
Thereafter	18,522
$91,988

Goodwill and other intangible assets having an indefinite useful life are not amortized for financial statement purposes. Goodwill and intangible assets with indefinite lives are reviewed for impairment on an annual basis as of October 31 and whenever certain events or changes in circumstances occur. No impairment charge was recorded for any of the reporting units as of October 31, 2012. Based upon the annual goodwill impairment test in 2011, there was no goodwill impairment charge. The Company recognized a goodwill impairment charge of $15.4 million in the fourth quarter of 2010. Goodwill for the Company's impaired reporting unit, Nurse Travel, with a carrying amount of $15.4 million was written down to the implied fair value of $0 resulting in an impairment charge of $15.4 million, which is included in income (loss) from discontinued operations, net of income taxes.

401(k) Retirement Savings Plan, Deferred Compensation Plan and Change in Control Severance Plan	12 Months Ended
Dec. 31, 2012
Compensation Related Costs [Abstract]
Deferred Compensation Plans
401(k) Retirement Savings Plan, Deferred Compensation Plan and Change in Control Severance Plan.

Under the Company’s 401(k) Retirement Savings Plan, which covers eligible employees of On Assignment and its wholly-owned subsidiaries, Assignment Ready Inc., On Assignment Staffing Services, Inc., VISTA, and Oxford, eligible employees may elect to have a portion of their salary deferred and contributed to the plans. The amount of salary deferred, up to certain limits set by the IRS, is not subject to federal and state income tax at the time of deferral, but together with any earnings on deferred amounts, is subject to taxation upon distribution. The plan covers all eligible employees and permits matching or other discretionary contributions at the Company’s discretion. Eligible employees may enroll once they complete three months of service prior to the next quarterly offering. Apex sponsors a 401(k) plan for the benefit of all eligible Apex employees. Employees are eligible to participate after 12 months of service, 1000 hours of work, and attaining the age of 18. Under the terms of the plan, employees are entitled to contribute a portion of their total compensation, within limitations established by the Internal Revenue Code. The Company pledged to make contributions to the 401(k) plans of $3.7 million in 2012 and made contributions of $1.1 million and $0.4 million in 2011 and 2010, respectively.

Effective January 1, 1998, the Company implemented the On Assignment, Inc. Deferred Compensation Plan. On September 4, 2008, effective as of January 1, 2008, the Company amended the On Assignment Deferred Compensation Plan and adopted a new plan, called the On Assignment Deferred Compensation Plan – Effective January 1, 2008, applicable to deferrals made on or after January 1, 2005 (referred to herein as the 2008 Deferred Compensation Plan). On April 20, 2011, the Company’s Board of Directors authorized and directed the termination of the 1998 Deferred Compensation Plan and the 2008 Deferred Compensation Plan (collectively referred to as the Plans), effective May 2, 2011.

The deferred compensation liability under the deferred compensation plans was approximately $1.9 million at December 31, 2011. Life insurance policies were maintained as a funding source to the plans, under which the Company is the sole owner and beneficiary of such insurance. At December 31, 2011, the cash surrender value of these life insurance policies was $2.1 million, reflected in other current assets in the accompanying Consolidated Balance Sheets. As a result of the termination, the Company received $1.5 million related to the cash surrender value of the life insurance proceeds, which were maintained as a funding source to the deferred compensation plans, and in June 2012, distributed $1.2 million to plan participants according to the terms of the Plans.

As a result of the merger with Apex, the Company assumed a long-term incentive program, which began in 2010, that provides for a total award of up to $10.0 million to eligible employees, based on the attainment by Apex of stipulated revenues and EBITDA goals during a three year performance period. The Company determined that it was probable that the revenue and EBITDA goals for Apex would be reached in 2012 and the Company accrued approximately $7.9 million at May 15, 2012 (the effective date of the acquisition), and $10.0 million at December 31, 2012, which are included in deferred compensation in the Consolidated Balance Sheet.

The Company adopted the On Assignment, Inc. Change in Control Severance Plan (the CIC Plan) to provide severance benefits for officers and certain other employees who are terminated following an acquisition of the Company. This CIC Plan was adopted as of February 12, 2004 and amended and restated on December 11, 2008. Under the CIC Plan, eligible employees with titles of vice president or higher who are involuntarily terminated within eighteen months after a change in control, as defined in the CIC Plan will be entitled to (i) a payment equal to the employee's annual salary plus the employee's target bonus, payable in a lump sum, and (ii) a lump sum payment representing the cost of continuation of health and welfare benefits, under the Consolidated Omnibus Budget Reconciliation Act of 1985 (COBRA). Severance pay under the CIC Plan varies depending on the eligible employee's length of service and position with the Company.

The Company entered into an Amended and Restated Executive Change of Control Agreement with the Chief Executive Officer on December 11, 2008, primarily for the purpose of causing his previous agreement to meet the requirements of Code Section 409A. This agreement supersedes the CIC Plan and provides, in the event of an involuntary termination occurring within six months and ten days following a change of control of the Company, that the Chief Executive Officer is entitled to the benefits including salary and bonus payments, continuation of health and welfare benefits and car allowance, cash payments equal to insurance premiums and retirement and deferred compensation contributions, and payment for outplacement services. Additionally, under the arrangements, immediately prior to a change of control, all outstanding Company stock options, restricted stock and stock units held by the Chief Executive Officer will become fully vested (and, in the case of options, remain exercisable for an extended period), subject to any express limitations contained in the Chief Executive Officer's employment agreement. In addition, the agreement entitles the Chief Executive Officer to tax gross-up payments in the event that any payments are subject to “golden parachute” excise taxes under IRS Code Section 280G.

The Company entered into an Executive Change of Control Agreement with the Chief Financial Officer on September 1, 2012. This agreement supersedes the CIC Plan and provides, in the event of an involuntary termination occurring within six months and ten days following a change of control of the Company, for benefits including salary and bonus payments, car allowance, healthcare coverage, cash payment equal to premiums for life insurance and disability insurance, and payment for outplacement services. Immediately prior to a change of control, all outstanding Company stock options, restricted stock and stock units held by the officer will become fully vested (and, in the case of options, remain exercisable for an extended period). The agreement provides that the Chief Financial Officer with a best pay cap reduction for any excess parachute payments under Code Section 280G unless he would receive a greater after-tax benefit without the reduction and after paying the related excise tax.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies.

The Company leases its facilities and certain office equipment under operating leases, which expire at various dates through 2022. Certain leases contain rent escalations and/or renewal options. Rent expense for all significant leases is recognized on a straight-line basis. The balance of the deferred rent liability reflected in other current liabilities in the accompanying Consolidated Balance Sheets was $0.3 million at December 31, 2012 and 2011 and the balance reflected in other long-term liabilities was $3.8 million and $2.1 million, at December 31, 2012 and 2011 respectively.

The following is a summary of specified contractual cash obligation payments by the Company, including discontinued operations, as of December 31, 2012 (in thousands):

	Long-Term Debt	Operating Leases	Related Party Leases	Total
2013	$10,000	$13,545	$1,266	$24,811
2014	10,000	11,117	1,299	22,416
2015	10,000	9,210	1,168	20,378
2016	10,000	6,386	694	17,080
2017	52,500	3,588	175	56,263
Thereafter	334,088	6,764	—	340,852
Total	$426,588	$50,610	$4,602	$481,800

Rent expense, which totaled $13.7 million for 2012, $8.2 million for 2011, and $8.0 million for 2010, is included in SG&A expenses.

As discussed in Note 1, the Company carries large retention policies for its workers’ compensation liability and its medical malpractice exposures. The workers' compensation and medical malpractice loss reserves are based upon an actuarial report obtained from a third party and determined based on claims filed and claims incurred but not reported. The Company accounts for claims incurred but not yet reported based on estimates derived from historical claims experience and current trends of industry data. Changes in estimates, differences in estimates and actual payments for claims are recognized in the period that the estimates changed or the payments were made. The workers' compensation and medical malpractice loss reserves were approximately $10.3 million and $10.4 million at December 31, 2012 and 2011, respectively. Additionally, the Company has unused stand-by letters of credit outstanding to secure obligations for workers’ compensation claims with various insurance carriers. The unused stand-by letters of credit at December 31, 2012 and December 31, 2011 were $2.8 million and $2.4 million, respectively.

The Company is subject to earn-out obligations entered into in connection with certain of its acquisitions. If the acquired businesses meet predetermined financial targets, the Company is obligated to make additional cash payments in accordance with the terms of such earn-out obligations. As of December 31, 2012, the Company has potential future earn-out obligations of approximately $9.1 million through 2013.

The Company has entered into various non-cancelable operating leases, primarily related to its facilities and certain office equipment used in the ordinary course of business. As a result of the Apex acquisition, the Company leases two properties owned by related parties.

At December 31, 2012 and 2011, the Company has an income tax reserve in other long-term liabilities related to uncertain tax positions of $0.4 million and $0.3 million, respectively.

Legal Proceedings

The Company is involved in various legal proceedings, claims and litigation arising in the ordinary course of business. However, based on the facts currently available, the Company does not believe that the disposition of matters that are pending or asserted will have a material effect on its consolidated financial statements.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes.

The provision (benefit) for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$18,201	$8,231	$862
State	2,921	1,274	432
Foreign	2,645	1,465	412
	23,767	10,970	1,706
Deferred:
Federal	5,617	3,818	2,260
State	565	416	—
Foreign	(822)	(261)	(212)
	5,360	3,973	2,048
Change in valuation allowance	246	454	215
	$29,373	$15,397	$3,969

Income (loss) before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
United States	$65,012	$33,089	$6,923
Foreign	2,772	4,058	1,130
	$67,784	$37,147	$8,053

The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred income tax assets (liabilities):
Current:
Allowance for doubtful accounts	$1,150	$1,007
Employee related accruals	3,419	2,923
State taxes	1,064	534
Workers’ compensation and medical malpractice loss reserves	4,683	4,277
Prepaid insurance	(631)	(319)
Other	462	849
	10,147	9,271
Non-current:
Intangibles	(23,662)	(15,559)
Depreciation expense	(4,449)	(3,867)
Stock-based compensation	2,852	3,428
Net operating loss carryforwards	1,191	1,054
Other	1,975	758
	(22,093)	(14,186)
Valuation allowance	(916)	(670)
Total net deferred income tax liability	$(12,862)	$(5,585)

The reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 35.0 percent for 2012, 35.0 percent for 2011, and 34.0 percent for 2010 to income before income taxes and the income tax provision is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Income tax provision at the statutory rate	$23,727	$13,002	$2,740
State income taxes, net of federal benefit	2,671	1,341	358
Permanent difference – disallowed meals and entertainment expenses	1,681	1,020	545
Permanent difference – settlement of earn-out	—	(445)	—
Valuation allowance related to foreign jurisdictions	246	454	215
Income tax contingency	276	(91)	(16)
Foreign tax rate differential	14	(222)	(181)
Other	758	338	308
	$29,373	$15,397	$3,969

As of December 31, 2012, the Company had no federal net operating losses, state net operating losses of approximately $9.5 million and foreign net operating losses of approximately $3.1 million. The state net operating losses can be carried forward up to 20 years and begin expiring in 2013. The foreign net operating losses in the United Kingdom can be carried forward indefinitely and the net operating losses in Spain can be carried forward up to 18 years beginning from the first period of profits. The Company has recorded a valuation allowance of approximately $0.9 million and $0.7 million at December 31, 2012 and December 31, 2011, respectively, related to net operating loss carryforwards.

At December 31, 2012, the Company had accumulated net foreign earnings of $13.0 million. The Company did not provide deferred taxes on the excess of the financial reporting over the tax basis in its investment in foreign subsidiaries since the Company intends to permanently reinvest the undistributed earnings of its foreign subsidiaries. The determination of additional deferred taxes that have not been provided is not practicable.

The Company had gross deferred tax assets of $17.7 million and $14.4 million and gross deferred tax liabilities of $30.5 million and $19.9 million at December 31, 2012 and 2011, respectively.

The Company receives a tax deduction for stock-based awards upon exercise of a non-qualified stock options or as the result of disqualifying dispositions made by directors, officers and employees. A disqualifying disposition occurs when stock acquired through the exercise of incentive stock options or the Employee Stock Purchase Plan is disposed of prior to the required holding period. The Company also receives a tax deduction upon the vesting of restricted stock units or restricted stock awards. The Company received tax deductions of $22.8 million and $7.5 million, respectively, from stock-based awards in 2012 and 2011.

As of December 31, 2012, the Company had $0.4 million of gross unrecognized tax benefits, which includes penalties and interest, all of which was carried in other long-term liabilities. If the Company’s positions are sustained by the taxing authority in favor of the Company, the entire $0.4 million would reduce the Company’s effective tax rate. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. The amount of interest and penalties recognized in the financial statements is not significant.

The following is a reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized Tax Benefit beginning of year	$251	$358	$397
Gross decreases - tax positions in prior year	(34)	—	(39)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	—	(107)	—
Gross increases - tax positions in prior year	159	—	—
Unrecognized Tax Benefit end of year	$376	$251	$358

The Company believes that there will be no significant increases or decreases to unrecognized tax benefits within the next twelve months.

The Company is subject to taxation in the United States and various states and foreign jurisdictions. The IRS has examined and concluded all tax matters for years through 2009.

Earnings per share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings per share
Earnings per Share.

Basic earnings per share are computed based upon the weighted average number of shares outstanding and diluted earnings per share are computed based upon the weighted average number of shares and dilutive share equivalents (consisting of incentive stock options, non-qualified stock options, restricted stock units, restricted stock awards and employee stock purchase plan contributions) outstanding during the periods using the treasury stock method.

The following is a reconciliation of the shares used to compute basic and diluted earnings per share (in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average number of common shares	46,739	36,876	36,429
Dilutive effect of stock-based awards	1,087	882	621
Number of shares used to compute diluted earnings per share	47,826	37,758	37,050

The following table presents the weighted average share equivalents outstanding during each period that were excluded from the computation of diluted earnings per share because the exercise price for these options was greater than the average market price of the Company’s shares of common stock during the respective periods. Also excluded from the computation of diluted earnings per share were other share equivalents that became anti-dilutive when applying the treasury stock method.

	Year Ended December 31,
	2012	2011	2010
Anti-dilutive common share equivalents outstanding	83	1,039	1,339

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan
Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan.

The Company believes that stock-based compensation better aligns the interests of its employees and directors with those of its shareholders versus exclusively providing cash-based compensation. Stock-based compensation provides incentives to retain and motivate executive officers and key employees responsible for driving Company performance and maintaining important relationships that contribute to the growth of the Company.

Compensation expense charged to operations related to stock-based compensation, which totaled $9.6 million, $6.9 million, and $7.7 million for each of the years ended December 31, 2012, 2011 and 2010, respectively, is included in the Consolidated Statements of Operations and Comprehensive Income (Loss) in SG&A expenses. The Company has recognized an income tax benefit of $3.5 million, $2.5 million, and $2.9 million for the years ended December 31, 2012, 2011 and 2010, respectively in the consolidated statements of operations for stock-based compensation arrangements.

Effective June 3, 2010, shareholders of the Company approved the adoption of the On Assignment, Inc. 2010 Incentive Award Plan (the 2010 Plan), which replaced the Company’s Restated 1987 Stock Option Plan (the 1987 Plan). The 2010 Plan permits the grant of stock options, including incentive stock options, nonqualified stock options, restricted stock awards (RSAs), dividend equivalent rights, stock payments, deferred stock, restricted stock units (RSUs), performance shares and other incentive awards, stock appreciation rights and cash awards to its employees, directors and consultants for up to 2,184,983 shares of common stock, which included 884,983 shares that remained available for issuance under the 1987 Plan as of June 3, 2010. The 2010 Plan allows for stock option awards to be granted with an exercise price equal to the closing market price of the Company’s stock at the date of grant. Stock option awards generally vest over four years of continuous service with the Company and generally have ten-year contractual terms. RSUs and RSAs generally vest over a three year continuous service period, though individual award vesting terms vary within these parameters. Certain stock option awards and RSUs and RSAs provide for accelerated vesting in the event of a change in control (see Note 8). Options or awards that are canceled or forfeited are added back to the pool of shares available for issuance under the 2010 Plan. As of December 31, 2012, there were 1,502,481 shares available for issuance under the 2010 Plan.

The fair value of each option award is estimated on the date of grant using a Black-Scholes option valuation model that incorporates assumptions disclosed in the table below. Expected volatility is based on historical volatility of the underlying stock for a period consistent with the expected lives of the stock options as the Company believes this is a reasonable representation of future volatility. Additionally, the Company analyzes historical stock option exercise behavior and vesting patterns for RSUs and RSAs in order to estimate employee turnover rates (i.e. forfeiture rates). The forfeiture rate, set by management, is used to estimate the number of options and awards that will eventually vest and the associated impact on stock-based compensation expense. The expected life, or term, of options granted is derived from historical exercise behavior and represents the period of time that stock option awards are expected to be outstanding. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury Securities with a maturity equivalent to the options’ expected term. For RSUs and RSAs, the Company records compensation expense based on the fair market value of the awards on the grant date.

The preceding paragraphs describe the general terms of most stock-based incentive awards granted by the Company. However, the Company has granted a discrete set of stock-based awards to its Chief Executive Officer (CEO) and other corporate officers that differ from those generally stated terms. The grant-date fair-value of these awards, which was determined by applying certain provisions of the stock compensation guidance relative to performance-based and market-based awards, is generally being expensed over the vesting term. The impact of these awards is reflected in the detailed RSU and RSA disclosures below. All awards are subject to the officer’s continued employment through such vesting dates, however, the vesting of certain awards will accelerate upon the occurrence of a change in control of the Company and/or upon certain qualifying terminations of employment.

2012 Employment Inducement Incentive Award Plan

Effective May 15, 2012 (amended and restated as of December 13, 2012), the Board of Directors adopted the 2012 Employment Inducement Incentive Award Plan (2012 Inducement Award Plan). The 2012 Inducement Award Plan includes terms similar to the 2010 Plan and allows for grants of stock to employees as employment inducement awards pursuant to NYSE rules.

CEO Awards

The Company granted discrete stock-based awards to its CEO as follows: (i) a market based award in 2010 with a grant date fair market value of $0.5 million. The award was expensed over a service period of 2.6 years and the number of shares were determined by dividing $0.5 million by the closing price of the Company stock on February 1, 2013, contingent upon the achievement of defined market targets, which were met, (ii) a performance based award on March 8, 2011, which had a grant date fair market value of $1.0 million and was expensed over a service period of 9.9 months, the financial performance objectives were met by the Company during the twelve month period ending December 31, 2011 and 24,654 shares vested on December 31, 2012 and the remaining number of shares will be determined by dividing $0.5 million by the closing price of the Company’s stock on February 1, 2014, and (iii) a performance based award on March 23, 2012, which had a grant date fair market value of $1.5 million and was expensed over a service period of 9.3 months, the financial performance objectives were met by the Company during the twelve month period ending December 31, 2012 and 24,654 shares vested on December 31, 2012 and the remaining number of shares will be determined by dividing $0.5 million by the closing price of the Company’s stock on each of February 1, 2014 and February 1, 2015. The Company classifies these awards as liability awards until the number of shares is determined. The liability of $2.0 million related to these awards is included in other accrued expenses and other long-term liabilities in the accompanying Consolidated Balance Sheets as of December 31, 2012.

On December 31, 2012, the CEO was awarded 39,448 RSUs with a grant date fair market value of $0.8 million, contingent upon the Company meeting certain financial performance objectives based on adjusted EBITDA approved by the Compensation Committee over the twelve-month period ending December 31, 2013 and continued employment through January 1, 2014.

On March 5, 2012, the CEO was awarded 45,372 RSUs with a grant date fair market value of $0.6 million, of which 22,686 shares vested on December 31, 2012 and the remaining 22,686 shares will vest on January 4, 2014. As of December 31, 2012, the performance targets had been fully achieved and certified by the Compensation Committee of the Board of Directors.

On March 8, 2011, the CEO was awarded 58,754 RSUs with a grant date fair market value of $0.6 million, which vested in two equal components of $0.3 million on January 1, 2012 and December 31, 2012. As of December 31, 2011, the performance targets had been fully achieved and certified by the Compensation Committee.

On March 17, 2010, the CEO was granted 67,568 RSUs, with a grant-date fair value of $0.5 million, of which 33,784 RSUs vested on February 1, 2011 and 33,784 RSUs vested on February 1, 2012. As of December 31, 2011, the performance targets had been fully achieved and certified by the Compensation Committee and the grant-date fair value was expensed over the respective vesting periods for each of the two components.

On November 4, 2009, the Company entered into an employment agreement with the CEO that provided for three annual stock award grants with grant-date values of $0.8 million each, based on performance objectives for 2010 through 2012 that vested on February 1, 2011, January 1, 2012, and December 31, 2012, respectively, contingent upon achieving positive adjusted EBITDA, which were met for each of the respective periods.

The grant-date fair value of the RSUs are expensed over the vesting term, based on an estimate of the percentage achievement of the applicable performance targets. All awards were subject to the CEO’s continued employment through applicable vesting dates. All awards may vest on an accelerated basis in part or in full upon the occurrence of certain events.

Other Executive Officer Awards

The Company records stock-based compensation expense over the vesting period of the awards based on the probability that the performance objectives will be met and that the executives will maintain their employment through the respective vesting dates.

In the first quarter of 2012, the Company granted RSUs to certain executive officers with an aggregate grant-date fair value of $1.7 million. Of the $1.7 million, $0.9 million will vest in three equal annual increments subject to continued employment on each succeeding grant-date anniversary. The remaining $0.8 million vested on December 31, 2012, as certain performance objectives approved by the Compensation Committee were attained and certified by the Compensation Committee.

On May 15, 2012, the Company granted RSUs to certain executive officers in conjunction with the acquisition of Apex. The aggregate grant-date fair value of these grants was $0.8 million. Of the $0.8 million, $0.6 million will vest in three equal annual increments subject to continued employment on each succeeding grant-date anniversary. The remaining $0.2 million will vest on May 31, 2013, subject to continued employment, Apex attaining certain performance objectives and certification by the Compensation Committee.

In the first quarter of 2011, the Company granted RSUs to certain executive officers with an aggregate grant-date fair value of $1.6 million Of the $1.6 million, $0.9 million will vest in three annual increments subject to continued employment on each succeeding grant-date anniversary. The remaining $0.7 million vested on January 3, 2012, as certain performance objectives approved by the Compensation Committee were attained and certified by the Compensation Committee.

In the first quarter of 2010, the Company granted RSUs to certain executive officers with an aggregate grant-date fair value of $1.2 million. Sixty percent of the total RSU awards will vest in three annual increments subject to continued employment on each succeeding grant-date anniversary. Forty percent of the awards will vest in three consecutive annual installments contingent upon the officer attaining certain performance objectives certified by the Compensation Committee. Accordingly, the Company records stock-based compensation expense over the vesting period of these awards based on the probability that the performance objectives will be met and that the executives will maintain their employment through the respective vesting dates.

Stock Options

The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	—	—	—
Risk-free interest rate	1.19%	0.92%	1.47%
Expected volatility	64.15%	75.67%	73.26%
Expected lives	7.3 years	3.6 years	3.6 years

The following summarizes pricing and term information for options outstanding as of December 31, 2012:

			Options Outstanding			Options Exercisable
			Number Outstanding at	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable at	Weighted Average Exercise Price
Range of Exercise Prices			December 31, 2012			December 31, 2012
$2.82	─	$6.68	275,164	3.4	$5.33	270,436	$5.33
6.86	─	10.20	280,731	7.5	8.03	130,360	7.86
10.46	─	11.39	308,390	6.5	10.88	182,132	11.18
11.56	─	12.90	275,950	4.1	12.25	275,950	12.25
12.91	─	16.51	146,125	7.0	14.98	67,625	13.30
$2.82	─	$16.51	1,286,360	5.6	$9.83	926,503	$9.48

The following table is a summary of stock option activity under the Plan as of December 31, 2012 and changes for the year then ended:

	Incentive Stock Options	Non- Qualified Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	221,466	2,041,738	$8.62	5.3	$6,928,000
Granted	—	78,500	$16.43
Exercised	(87,973)	(880,233)	$7.27
Canceled	(4,070)	(83,068)	$12.78
Outstanding at December 31, 2012	129,423	1,156,937	$9.83	5.6	$13,442,000
Vested and Expected to Vest at December 31, 2012	129,324	1,091,043	$9.70	5.4	$12,910,000
Exercisable at December 31, 2012	129,192	797,311	$9.48	4.5	$10,007,000

The table above includes 54,000 non-employee director stock options outstanding as of January 1, 2012. There were no non-employee director stock options outstanding as of December 31, 2012.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2012, 2011 and 2010 was $10.34, $5.04, and $3.80 per option, respectively. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $9.7 million, $1.3 million, and $0.2 million.

As of December 31, 2012 there was unrecognized compensation expense of $1.5 million related to unvested stock options based on options that are expected to vest. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.65 years.

Restricted Stock Units and Restricted Stock Awards

A summary of the status of the Company’s unvested RSUs and RSAs as of December 31, 2012 and changes during the year then ended are presented below:

	Restricted Stock Units / Awards	Weighted Average Grant-Date Fair Value Per Unit / Award
Unvested RSUs and RSAs outstanding at January 1, 2012	1,208,166	$8.99
Granted	1,168,172	16.94
Market value share count adjustment for liability awards	(84,858)	20.28
Vested	(865,833)	10.04
Forfeited	(34,813)	9.67
Unvested RSUs and RSAs outstanding at December 31, 2012	1,390,834	$14.31
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012	1,149,735	$14.50

The number of shares vested in the table above includes 345,181 shares surrendered by the employees to the Company for payment of minimum tax withholding obligations. Shares of stock withheld for purposes of satisfying minimum tax withholding obligations are again available for issuance under the Plan.

The table above includes 760,788 RSUs with an aggregate grant-date fair value of $12.3 million granted on May 15, 2012 to certain Apex employees. The grants generally vest 25 percent on the first anniversary of the grant date and in 12 quarterly installments thereafter, subject to continued employment.

Additionally, the table above includes 42,392 RSUs that were awarded to non-employee directors on September 1, 2012, of which 21,196 shares vested immediately upon issuance and the remaining shares will vest on September 1, 2013. The weighted average grant-date fair value of these awards was $16.51. There was unrecognized compensation expense of $210,000 as of December 31, 2012 related to these RSUs that will be recorded over the remaining term of eight months.

In December 2012, the Company converted certain RSUs for six executive officers to RSAs and accelerated the vesting of those awards. The original vesting dates for these awards were in January 2013. The awards were accelerated in order to provide an opportunity to accelerate the application of taxes applicable to all or a portion of the equity awards and thereby provide each executive with the certainty of known 2012 tax consequences. There was no incremental compensation cost as a result of this acceleration.

The weighted-average grant-date fair value of RSUs and RSAs granted during the years ended December 31, 2012, 2011 and 2010 was $16.01, $9.18 and $7.26 per award, respectively. The total intrinsic value of RSUs and RSAs vested during the years ended December 31, 2012, 2011 and 2010 was $13.7 million, $6.4 million and $3.7 million, respectively.

As of December 31, 2012, there was unrecognized compensation expense of $12.8 million related to unvested RSUs and RSAs based on awards that are expected to vest. The unrecognized compensation expense is expected to be recognized over a weighted-average period of 2.6 years.

Employee Stock Purchase Plan

Effective June 3, 2010, the date of shareholder approval of the On Assignment 2010 Employee Stock Purchase Plan (the ESPP), the Company reinstated the employee stock purchase program for issuance of up to 3,500,000 shares of common stock with the first offering periods. The ESPP allows eligible employees to purchase common stock of the Company, through payroll deductions, at 85 percent of the lower of the market price on the first day or the last day of semi-annual purchase periods. The ESPP is intended to qualify as an “employee stock purchase plan” under IRS Code Section 423. Eligible employees may contribute up to a certain percentage set by the plan administrator of their eligible earnings toward the purchase of the stock (subject to certain IRS limitations).

In accordance with the ESPP, shares of common stock are transferred to participating employees at the conclusion of each six month enrollment period, which now end on the last business day of the month in March and September each year. The Company issued 154,934 and 187,036 shares of common stock in 2012 and 2011, respectively, under the ESPP. In 2010, no shares were issued under the ESPP.

Compensation expense of shares purchased under the ESPP is measured based on a Black-Scholes option-pricing model. The model accounts for the discount from market value and applies an expected life in line with each six month purchase period. The weighted average fair value of stock purchased under the ESPP was $3.53 and $2.10 for the years ended December 31, 2012 and 2011, respectively. The stock-based compensation expense related to the ESPP was $0.8 million in 2012, $0.4 million in 2011 and $0.1 million in 2010.

Business Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segments
Business Segments.

The Company has five reportable segments: Apex, Oxford (formerly IT and Engineering), Life Sciences, Healthcare and Physician.

The Apex segment provides mission-critical IT operations professionals for contract, contract-to-hire and permanent placement positions to Fortune 1000 and mid-market clients across the United States, and offers consulting services for other select project-based needs. Apex provides staffing and services support for companies from all major industries, including financial services, business services, consumer and industrials, technology, healthcare, government services, and communications.

The Oxford segment provides high-end contract and direct placement services of information technology and engineering professionals with expertise in specialized information technology; software and hardware engineering; and mechanical, electrical, validation and telecommunications engineering fields.

The Life Sciences segment provides contract, contract-to-permanent and direct placement services of laboratory and scientific professionals to the biotechnology, pharmaceutical, food and beverage, medical device, personal care, chemical and environmental industries. These contract staffing specialties include chemists, clinical research associates, clinical lab assistants, engineers, biologists, biochemists, microbiologists, molecular biologists, food scientists, regulatory affairs specialists, lab assistants and other skilled scientific professionals.

The Physician segment provides contract and direct placement physicians to healthcare organizations. The Physician segment works with nearly all medical specialties, placing locum tenens physicians in hospitals, community-based practices, and federal, state and local facilities.

The Healthcare segment provides contract, contract-to-permanent and direct placement of professionals from a number of healthcare, medical financial and allied occupations. These contract staffing specialties include local nurses, respiratory therapists, surgical technicians, imaging technicians, x-ray technicians, medical technologists, phlebotomists, coders, billers, claims processors and collections staff.

The Company’s management evaluates the performance of each segment primarily based on revenues, gross profit and operating income. The information in the following table is derived directly from the segments’ internal financial reporting used for corporate management purposes.

The following table represents revenues, gross profit and operating income by reportable segment (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Apex	$508,743	$—	$—
Oxford (formerly IT and Engineering)	345,380	266,742	178,688
Life Sciences	162,799	155,324	109,495
Physician	102,679	80,617	73,595
Healthcare	57,914	44,956	39,542
	$1,177,515	$547,639	$401,320
Gross Profit:
Apex	$140,669	$—	$—
Oxford (formerly IT and Engineering)	122,043	94,967	64,775
Life Sciences	55,874	52,643	37,776
Physician	31,455	25,858	23,847
Healthcare	18,495	14,360	12,933
	$368,536	$187,828	$139,331
Operating Income (Loss):
Apex (1)	$21,593	$—	$—
Oxford (formerly IT and Engineering)	48,802	31,816	13,910
Life Sciences	11,626	10,727	5,305
Physician	8,383	5,347	5,010
Healthcare	(5,452)	(7,807)	(8,004)
	$84,952	$40,083	$16,221
____

(1) Apex operating income includes acquisition related costs of $9.8 million for the twelve months ended December 31, 2012.

The Company does not report Life Sciences and Healthcare segments’ total assets separately as the operations are largely centralized. The following table represents total assets as allocated by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Total Assets:
Apex	$642,594	$—	$—
Oxford (formerly IT and Engineering)	231,211	218,810	202,229
Life Sciences and Healthcare	139,601	107,915	74,979
Physician	84,615	83,940	63,908
	$1,098,021	$410,665	$341,116

The Company does not report all assets by segment for all reportable segments. The following table represents identifiable assets by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Gross Accounts Receivable:
Apex	$132,575	$—	$—
Oxford (formerly IT and Engineering)	56,336	47,658	30,725
Life Sciences	21,041	21,727	14,107
Healthcare	18,116	11,568	9,628
Physician	18,905	15,749	10,233
	$246,973	$96,702	$64,693

The Company operates internationally, with operations in the United States, Europe, Canada, China, Australia, and New Zealand. The following table represents revenues by geographic location (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Domestic	$1,099,746	$479,508	$370,572
Foreign	77,769	68,131	30,748
	$1,177,515	$547,639	$401,320

The following table represents long-lived assets by geographic location (in thousands):

	December 31,
	2012	2011	2010
Long-lived Assets:
Domestic	$40,062	$19,078	$19,826
Foreign	2,006	1,033	754
	$42,068	$20,111	$20,580

Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments.

The Company utilizes derivative financial instruments to manage interest rate risk. The Company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments. The Company reports its derivative instruments separately as assets and liabilities unless a legal right of set-off exists under a master netting agreement enforceable by law. The Company’s derivative instruments are recorded at their fair value, and are included in other long-term assets, other long-term liabilities and other liabilities in the Consolidated Balance Sheets.

Effective August 8, 2012, the Company entered into three interest rate cap agreements to hedge a portion of its interest rate exposure on its senior secured debt (collectively referred to as the Interest Rate Caps). Under the terms of the Interest Rate Caps, the one month LIBOR rate will not exceed 3.0 percent. From a practical standpoint, the interest rate in the hedged portion of the debt is limited to a maximum of 3.0 percent plus the Eurodollar applicable margin. The total initial notional amount was $223.1 million and is scheduled to decline over the term of the Interest Rate Caps. Each of the Interest Rate Caps terminates on August 10, 2015.

On February 18, 2011, the Company entered into an interest rate swap agreement to hedge a portion of its interest rate exposure on its senior secured debt (the Interest Rate Swap). The Interest Rate Swap has a notional amount of $25.0 million and fixes a portion of the Company’s base borrowing rate, which is a floating rate based on a LIBOR swap rate that resets periodically.

The Interest Rate Caps and the Interest Rate Swap were designated as hedging instruments for accounting purposes and are accounted for as a cash flow hedges. The effective portion of unrealized losses on cash flow hedges are included in accumulated other comprehensive income until the periodic interest settlements occur, at which time they will be recorded as interest expense in the Consolidated Statements of Operations and Comprehensive Income. The Company expects to reclassify losses of $0.4 million (pretax) from accumulated other comprehensive income to interest expense in the Consolidated Statements of Operation within the next twelve months.

As a result of the use of derivative instruments, the Company is exposed to risk that the counterparties will fail to meet their contractual obligations. To mitigate the counterparty credit risk, the Company only enters into contracts with carefully selected major financial institutions based upon their credit ratings and other factors, and continually assess the creditworthiness of counterparties. As of December 31, 2012, the counterparty to the interest rate contracts had investment grade ratings and has performed in accordance with their contractual obligations.

The fair values of derivative instruments in the Consolidated Balance Sheets as of December 31, 2012 and 2011 are as follows (in thousands):

Derivative designated as hedging instrument under ASC 815	Balance Sheet Classification	2012	2011
Interest rate contracts	Other long-term assets	$69	$—
Interest rate contracts	Other liabilities	(362)	(310)
Interest rate contracts	Other long-term liabilities	(55)	(298)
		$(348)	$(608)

The following tables reflect the effect of derivative instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain/Loss Recognized in Accumulated Other Comprehensive Income on Derivative
	2012	2011	2010
Interest rate contracts	$(21)	$(380)	$—

	Location of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income	Amount of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income
		2012	2011	2010
Interest rate contracts	Interest expense	$369	$310	$—

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements.

The valuation techniques utilized are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1: Quoted market prices in active markets for identical assets or liabilities.
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3: Unobservable inputs that are not corroborated by market data.

The recorded values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their fair value based on their short-term nature. Long-term debt recorded in the Company’s Consolidated Balance Sheets at December 31, 2012 was $426.6 million. The fair value of the long-term debt was determined using the quoted price technique, based on Level 2 inputs including the yields of comparable companies with similar credit characteristics, was $430.0 million.

The interest rate swap and interest rate caps are measured using the income approach. The fair value reflects the estimated amounts that the Company would pay or receive based on the present value of the expected cash flows derived from market rates and prices. As such, these derivative instruments are classified within Level 2.

The Company has obligations, to be paid in cash, to the former owners of Valesta and HCP, if certain future financial goals are met. The fair value of this contingent consideration is determined using an expected present value technique. Expected cash flows are determined using the probability - weighted average of possible outcomes that would occur should certain financial metrics be reached. There is no market data available to use in valuing the contingent consideration, therefore, the Company developed its own assumptions related to the future financial performance of the businesses to evaluate the fair value of these liabilities. As such, the contingent consideration is classified within Level 3.

In connection with estimating the fair value of the contingent consideration, the Company develops various scenarios (base case, downside case, and upside case) and weights each according to the probability of occurrence. The probabilities range from 10 percent to 80 percent, with the most significant weighting given to the base case at 80 percent. These scenarios are developed based on the expected financial performance of the acquired companies, with revenue growth rates being a primary input to the calculation. These revenue growth rates range from (4.0) percent to 16.1 percent. An increase or decrease in the probability of achievement of any of these scenarios could result in a significant increase or decrease to the estimated fair value.

The fair value is reviewed on a quarterly basis based on most recent financial performance of the most recent fiscal quarter. An analysis is performed at the end of each fiscal quarter to compare actual results to forecasted financial performance. If performance has deviated from projected levels, the valuation is updated for the latest information available.

The significant assumptions that may materially affect the fair value are developed in conjunction with the guidance of the division presidents, division vice presidents, and chief financial officer to ensure that the most accurate and latest financial projections are used and compared with the most recent financial results in the fair value measurement.

The liabilities for the contingent consideration were established at the time of the acquisition and are evaluated at each reporting period. The current liability is included in the Consolidated Balance Sheets in the current portion of accrued earn-outs and the non-current portion is included in accrued earn-outs. Fair value adjustments are included in the Consolidated Statements of Operations and Comprehensive Income in S&GA expenses.

The assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	As of December 31, 2012
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate contracts	$—	$(348)	$—	$(348)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(7,577)	$(7,577)

	As of December 31, 2011
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate contracts	$—	$(608)	$—	$(608)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(9,856)	$(9,856)

Reconciliations of liabilities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3) are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Contingent consideration for acquisitions --
Balance at beginning of year	$(9,856)	$(3,700)
Additions for acquisitions	—	(10,346)
Payments on contingent consideration	1,198	1,731
Settlements of contingent consideration	—	1,369
Fair value adjustments	1,215	640
Foreign currency translation adjustment	(134)	450
Balance at end of year	$(7,577)	$(9,856)

Certain assets and liabilities, such as goodwill, are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (e.g., when there is evidence of impairment). For 2012, no fair value adjustments were required for non-financial assets or liabilities.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
Subsequent Event.

On February 12, 2013, the Company sold its Nurse Travel Division, included in the Healthcare segment, for $31.0 million in cash. The Nurse Travel Division was not deemed to be a core offering and represented approximately five percent of revenues in 2012. The Company has agreed to provide certain back office services during a transition period.

Unaudited Quarterly Financial Results	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Result
Unaudited Quarterly Results.

The following tables present unaudited quarterly financial information during the years ended December 31, 2012 and 2011. In the opinion of the Company’s management, the quarterly information contains all adjustments, consisting only of normal recurring accruals, necessary for a fair presentation thereof. The operating results for any quarter are not necessarily indicative of the results for any future periods.

Subsequent to the issuance of the Company's quarterly report on Form 10-Q for the second quarter of 2012, the Company identified an immaterial classification error of $0.5 million related to certain vendor fees paid by Apex Systems, Inc., which we acquired in May 2012 (see Note 4 - Acquisitions). Such fees should have been recorded as revenues, rather than in costs of services. The Company considers this an immaterial reclassification and has presented the revenues and cost of services for the year ended December 31, 2012 reflecting the reclassification in the pro forma revenues in Note 4 - Acquisitions, and revenues in the table below. The Company will present the corrected results for the three and six months ended June 30, 2012 in future filings. This reclassification has no effect on the Company's consolidated balance sheets or consolidated statement of cash flows.

	2012
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$380,381	$374,511	$265,863	$156,760
Gross profit	$115,619	$115,631	$84,537	$52,749
Income from continuing operations	$9,748	$16,586	$7,030	$5,047
Income from discontinued operations, net of income taxes	1,574	847	1,485	336
Net income	$11,322	$17,433	$8,515	$5,383

Basic earnings per common share:
Income from continuing operations	$0.19	$0.32	$0.16	$0.14
Income from discontinued operations	0.03	0.01	0.03	—
Net income	$0.22	$0.33	$0.19	$0.14

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.31	$0.15	$0.13
Income from discontinued operations	0.03	0.02	0.04	0.01
Net income	$0.21	$0.33	$0.19	$0.14

	2011
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$148,029	$147,014	$132,862	$119,734
Gross profit	$50,151	$50,793	$46,179	$40,705
Income from continuing operations	$6,636	$6,843	$5,450	$2,821
Income from discontinued operations, net of income taxes	865	924	415	343
Net income	$7,501	$7,767	$5,865	$3,164

Basic earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.15	$0.08
Income from discontinued operations	0.02	0.03	0.01	0.01
Net income	$0.20	$0.21	$0.16	$0.09

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.14	$0.08
Income from discontinued operations	0.02	0.03	0.02	—
Net Income	$0.20	$0.21	$0.16	$0.08

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
ON ASSIGNMENT, INC. AND SUBSIDIARIES
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
Year Ended December 31, 2012, 2011 and 2010
(In thousands)

Description	Balance at beginning of year	Provisions	Deductions from reserves	Balance at end of year
Year ended December 31, 2012
Allowance for doubtful accounts and billing adjustments	$2,777	(166)	1,359	$3,970
Workers’ compensation and medical malpractice loss reserves	$10,401	3,594	(3,668)	$10,327

Year ended December 31, 2011
Allowance for doubtful accounts and billing adjustments	$2,175	1,127	(525)	$2,777
Workers’ compensation and medical malpractice loss reserves	$10,244	2,339	(2,182)	$10,401

Year ended December 31, 2010
Allowance for doubtful accounts and billing adjustments	$1,949	644	(418)	$2,175
Workers’ compensation and medical malpractice loss reserves	$10,349	4,310	(4,415)	$10,244

Summary of Significant Accounting Policies (Policies) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Acquisition [Policy Text Block]
Assets and liabilities of the acquired companies were recorded at their estimated fair values at the dates of acquisition. The excess purchase price over the fair value of net tangible assets and identifiable intangible assets acquired has been allocated to goodwill. The fair value assigned to identifiable intangible assets was determined primarily by using a discounted cash flow method. The Company's allocation for the purchase price for Apex, except for the pre-acquisition contingencies and income taxes related to the acquisition, have been finalized. Any material measurement period adjustments will be recorded retrospectively to the acquisition date.

Principles of Consolidation
Principles of Consolidation. The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated.

Use of Estimates
Use of Estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition. Revenues from contract assignments, net of sales adjustments and discounts, are recognized when earned, based on hours worked by the Company’s contract professionals on a weekly basis. Conversion and direct hire fees are recognized when employment candidates begin permanent employment. The Company records a sales allowance against consolidated revenues, which is an estimate based on historical billing adjustment experience. The sales allowance is recorded as a reduction to revenues and an increase to the allowance for billing adjustments. The billing adjustment reserve includes an allowance for fallouts. Fallouts are direct hire and conversion fees that do not complete the contingency period, which is typically 90 days or less. The Company includes reimbursed expenses, in revenues and the associated amounts of reimbursable expenses in cost of services.

The Company records revenues on a gross basis as a principal or on a net basis as an agent depending on the arrangement. The key indicators as to whether it acts as a principal or an agent are whether the Company (i) has the direct contractual relationships with its customers, (ii) bears the risks and rewards of the transactions, and (iii) has the discretion to select the contract professionals and establish their price.

Income Tax
Income Taxes. Income taxes are accounted for using the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that a portion of the deferred tax asset will not be realized.

The Company makes a comprehensive review of its uncertain tax positions regularly. An uncertain tax position represents the Company’s expected treatment of a tax position taken in a filed return, or planned to be taken in a future tax return or claim that has not been reflected in measuring income tax expense for financial reporting purposes. In general, until these positions are sustained by the taxing authorities or statutes expire for the year that the position was taken, the Company does not recognize the tax benefits resulting from such positions and reports the tax effects as a liability for uncertain tax positions.

Foreign Currency Transactions
Foreign Currency Translation. The functional currency of the Company’s foreign operations is their local currency, and as such, their assets and liabilities are translated into U.S. dollars at the rate of exchange in effect on the balance sheet date. Revenue and expenses are translated at the average rates of exchange prevailing during each monthly period. The related translation adjustments are recorded as cumulative foreign currency translation adjustments in accumulated other comprehensive income as a separate component of stockholders’ equity. Gains and losses resulting from foreign currency transactions, which are not material, are included in Selling, general and administrative (SG&A) expenses in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Cash and Cash Equivalents	Cash and Cash Equivalents. The Company considers all highly liquid investments with a maturity of three months or less on the date of purchase to be cash equivalents.
Allowance for Doubtful Accounts and Billing Adjustments
Allowance for Doubtful Accounts and Billing Adjustments. The Company estimates an allowance for doubtful accounts and an allowance for billing adjustments related to trade receivables based on an analysis of historical collection and billing adjustment experience. The Company applies bad debt percentages based on experience to the outstanding accounts receivable balances at the end of the period, as well as analyzes specific reserves as needed. Impaired receivables, or portions thereof, are written-off when deemed uncollectible.

Property and Equipment
Property and Equipment. Property and equipment are stated at cost. Depreciation and amortization are provided using the straight-line method over the estimated useful lives of the related assets, generally three to five years. Leasehold improvements are amortized over the shorter of the life of the related asset or the remaining term of the lease. Costs associated with customized internal-use software systems that have reached the application development stage and meet recoverability tests are capitalized. Such capitalized costs include external direct costs utilized in developing or obtaining the applications and payroll and payroll-related expenses for employees who are directly associated with the application development.

Goodwill and Identifiable Intangible Assets
Goodwill and Identifiable Intangible Assets. Goodwill and intangible assets with indefinite lives are tested for impairment on an annual basis as of October 31, and for goodwill whenever an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount and for indefinite lived intangibles, if events or changes in circumstances indicate that it is more likely than not that the asset is impaired.

During the quarter ended December 31, 2012, the Company changed the date of the annual impairment test for goodwill from December 31 to October 31. The change is preferable because it alleviates constraints on accounting resources during the year-end financial statement close and reporting process and better aligns the timing of the assessment with our planning and forecasting process, which occurs primarily in the third quarter. The change in accounting principle related to the annual goodwill impairment test date did not delay, accelerate or avoid an impairment charge. Due to significant judgments and estimates that are utilized in the goodwill impairment analysis, the Company determined it was impracticable to objectively determine, without the use of hindsight, projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2012. As such, the Company has prospectively applied the change in the annual goodwill impairment test date from October 31, 2012.

Intangible assets with indefinite lives consist of trademarks. The Company tests trademarks for impairment on an annual basis, on October 31. In order to test the trademarks for impairment, the Company determines the fair value of the trademarks and compares such amount to its carrying value. The fair value of the trademarks is determined using a projected discounted cash flow analysis based on the relief-from-royalty approach. The principal factors used in the discounted cash flow analysis requiring judgment are projected net sales, discount rate, royalty rate and terminal value assumption. The royalty rate used in the analysis is based on transactions that have occurred in our industry. Intangible assets having finite lives are amortized over their useful lives and are tested for recoverability whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Customer relations are amortized using an accelerated method. Contractor relations and non-compete agreements are amortized using the straight-line method. Other than the goodwill impairment in 2010 discussed below, we did not have any impairment of indefinite lived or finite lived intangibles in 2012, 2011, or 2010.

Goodwill is tested for impairment using a two-step process in which the first step compares the fair value of a reporting unit, which is generally an operating segment or one level below the operating segment level, which is a business and for which discrete financial information is available and reviewed by segment management, to the reporting unit's carrying value. The second step measures the amount of impairment by comparing the implied fair value of the respective reporting unit's goodwill with the carrying value of that goodwill. The goodwill impairment loss is measured by the amount the carrying value of goodwill exceeds the implied fair value of goodwill.

Impairment or Disposal of Long-Lived Assets
Impairment or Disposal of Long-Lived Assets. The Company evaluates long-lived assets, other than goodwill and identifiable intangible assets with indefinite lives, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when the sum of the undiscounted future cash flows is less than the carrying amount of the asset, in which case a write-down is recorded to reduce the related asset to its estimated fair value.

Workers’ Compensation and Medical Malpractice Loss Reserves
Workers’ Compensation and Medical Malpractice Loss Reserves. The Company carries retention policies for its workers’ compensation liability and medical malpractice liability exposures. In connection with these programs, the Company pays a base premium plus actual losses incurred, not to exceed certain stop-loss limits. The Company is insured for losses above these limits, both per occurrence and in the aggregate. The workers' compensation and medical malpractice loss reserves are based upon an actuarial report obtained from a third party and determined based on claims filed and claims incurred but not reported. The Company accounts for claims incurred but not yet reported based on estimates derived from historical claims experience and current trends of industry data. Changes in estimates and differences in estimates and actual payments for claims are recognized in the period that the estimates changed or the payments were made

Contingencies
Contingencies. The Company records an estimated loss from a loss contingency when information available prior to issuance of its financial statements indicates it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements, and the amount of the loss can be reasonably estimated. Accounting for contingencies, such as legal settlements, workers’ compensation matters and medical malpractice insurance matters, requires the Company to use judgment.

Business Combinations
Business Combinations. The purchase price of an acquisition is allocated to the underlying assets acquired and liabilities assumed based upon their estimated fair values at the date of acquisition. To the extent the purchase price exceeds the fair value of the net identifiable tangible and intangible assets acquired and liabilities assumed, such excess is allocated to goodwill. The Company determines the estimated fair values after review and consideration of relevant information including discounted cash flows, quoted market prices and estimates made by management. Accordingly, these can be affected by contract performance and other factors over time, which may cause final amounts to differ materially from original estimates. The Company adjusts the preliminary purchase price allocation, as necessary, up to one year after the acquisition closing date if it obtains more information regarding asset valuations and liabilities assumed.

Goodwill acquired in business combinations is assigned to the reporting unit(s) expected to benefit from the combination as of the acquisition date. Acquisition related costs are recognized separately from the acquisition and are expensed as incurred.

Stock-based Compensation
Stock-Based Compensation. The Company records compensation expense for restricted stock awards and stock units based on the fair market value of the awards on the date of grant. Market-based awards, which are based on achievement of targets indexed to the Company’s share price, are valued using a Monte Carlo simulation model. Compensation expense for performance-based awards is measured based on the amount of shares ultimately expected to vest, estimated at each reporting date based on management’s expectations regarding the relevant performance criteria. The Company accounts for stock options granted and ESPP shares based on an estimated fair market value using a Black-Scholes option valuation model. This methodology requires the use of subjective assumptions including expected stock price volatility and the estimated life of each award. The fair value of equity-based compensation awards less the estimated forfeitures is amortized over the vesting period of the award.

Concentration of Credit Risk
Concentration of Credit Risk. Financial instruments that potentially subject the Company to credit risks consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and cash equivalents in low risk investments with quality credit institutions and limits the amount of credit exposure with any single institution above FDIC insured limits. Concentration of credit risk with respect to accounts receivable is limited because of the large number of geographically dispersed customers, thus spreading the trade credit risk. The Company performs ongoing credit evaluations to identify risks and maintains an allowance to address these risks.

Fair Value of Financial Instruments
The recorded values of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximate their fair value based on their short-term nature. Long-term debt recorded in the Company’s Consolidated Balance Sheets at December 31, 2012 was $426.6 million. The fair value of the long-term debt was determined using the quoted price technique, based on Level 2 inputs including the yields of comparable companies with similar credit characteristics, was $430.0 million.

Derivatives Instruments
Derivative Instruments. The Company utilizes derivative financial instruments to manage interest rate risk. The Company does not use derivative financial instruments for trading or speculative purposes, nor does it use leveraged financial instruments.

Advertising costs	$ 4.9	$ 2.9	$ 2.8

Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
Furniture, fixtures and equipment	$6,891	$5,776
Computers and related equipment	6,918	5,414
Computer software	32,871	27,306
Leasehold improvements	5,417	4,633
Work-in-progress	9,937	4,751
	62,034	47,880
Less -- accumulated depreciation and amortization	(35,172)	(29,823)
	$26,862	$18,057

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The following tables summarize (in thousands) the purchase price allocations for the acquisitions of Apex, which is subject to finalization during the measurement period and HCP and Valesta:

	2012 Acquisition	2011 Acquisitions
	Apex	HCP	Valesta	Total
Current assets	$169,844	$3,950	$6,332	$10,282
Property and equipment	902	123	299	422
Goodwill	266,788	14,398	17,911	32,309
Identifiable intangible assets	251,555	1,784	5,679	7,463
Other	494	13	26	39
Total assets acquired	$689,583	$20,268	$30,247	$50,515

Current liabilities	$77,905	$1,070	$4,774	$5,844
Other	850	49	1,814	1,863
Total liabilities assumed	78,755	1,119	6,588	7,707
Total purchase price	$610,828	$19,149	$23,659	$42,808

Schedule of Intangible Assets Acquired as Part of Business Combinations
The following table summarizes (in thousands) the allocation of the purchase price among the identifiable intangible assets for the acquisition of Apex, HCP and Valesta:

		Identifiable Intangible Asset Value
		2012 Acquisition	2011 Acquisitions
	Useful life	Apex	HCP	Valesta	Total
Contractor relations	2 – 5 years	$10,589	$814	$266	$1,080
Customer relations	2 – 10 years	92,147	950	2,395	3,345
Non-compete agreements	2 – 7 years	2,076	20	440	460
Trademarks	indefinite	146,743	—	2,578	2,578
		$251,555	$1,784	$5,679	$7,463

Schedule of Pro Forma Consolidated Results of Operations
The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisition had been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

	2012	2011
Revenues	$1,459,762	$1,266,523
Operating income	$113,738	$64,292
Income from continuing operations	$51,373	$23,574
Net income	$55,615	$26,109

Basic earnings per share:
Income from continuing operations	$0.99	$0.46
Net income	$1.07	$0.51

Diluted earnings per share:
Income from continuing operations	$0.97	$0.45
Net income	$1.05	$0.50

Weighted average number of shares outstanding	52,103	51,180
Weighted average number of shares and dilutive shares outstanding	53,190	52,062

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The following is a summary of the Nurse Travel division's operating results for the years ended December 31, 2012, 2011 and 2010 (in thousands):

	2012	2011	2010
Revenues	$62,190	$49,642	$36,745
Income (loss) before income taxes	$7,172	$4,316	$(12,994)
Provision for income taxes	$2,930	$1,769	$987
Net income (loss)	$4,242	$2,547	$(13,981)

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt at December 31, 2012 and 2011 consisted of the following (in thousands):

	2012	2011
New Senior Secured Debt --
$100 million term A loan facility, due May 2017	$92,500	$—
$365 million term B loan facility, due May 2019	334,088	—
$75 million revolving credit facility, due May 2017	—	—
Old Senior Secured Debt (repaid May 2012) --
$75 million revolving credit facility	—	43,000
$50 million term loan facility	—	43,750
	$426,588	$86,750

Goodwill and Identifiable Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended December 31, 2012 and 2011 are as follows (in thousands):

	Apex	Oxford	Life Sciences	Healthcare	Physician	Total
Balance as of December 31, 2010
Gross goodwill	$—	$149,483	$12,561	$122,230	$37,163	$321,437
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	12,561	513	37,163	199,720
Valesta acquisition (see Note 4)	—	—	16,097	—	—	16,097
HCP acquisition (see Note 4)	—	—	—	—	14,407	14,407
Translation adjustment	—	—	(990)	—	—	(990)
Balance as of December 31, 2011
Gross goodwill	—	149,483	27,668	122,230	51,570	350,951
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	—	149,483	27,668	513	51,570	229,234
Apex acquisition (see Note 4)	266,788	—	—	—	—	266,788
Acquisition accounting	—	—	1,814	—	(9)	1,805
Translation adjustment	—	—	529	—	—	529
Balance as of December 31, 2012
Gross goodwill	266,788	149,483	30,011	122,230	51,561	620,073
Accumulated impairment	—	—	—	(121,717)	—	(121,717)
	$266,788	$149,483	$30,011	$513	$51,561	$498,356

Schedule of Acquired Intangible Assets
As of December 31, 2012 and December 31, 2011, the Company had the following acquired intangible assets (in thousands):

		2012			2011
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Subject to amortization:
Customer relations	3 months – 10 years	$103,285	$23,338	$79,947	$11,077	$7,891	$3,186
Contractor relations	2 - 7 years	37,871	27,754	10,117	27,276	25,599	1,677
Non-compete agreements	2 - 7 years	2,986	1,062	1,924	899	604	295
		144,142	52,154	91,988	39,252	34,094	5,158
Not subject to amortization:
Trademarks		171,852	—	171,852	25,048	—	25,048
Goodwill		498,356	—	498,356	229,234	—	229,234
Total		$814,350	$52,154	$762,196	$293,534	$34,094	$259,440

Schedule of Estimated Future Amortization Expense	Estimated amortization for the each of the next five fiscal years and thereafter follows (in thousands):

2013	$20,973
2014	16,823
2015	14,305
2016	12,369
2017	8,996
Thereafter	18,522
$91,988

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Contractual Cash Obligation Payments
The following is a summary of specified contractual cash obligation payments by the Company, including discontinued operations, as of December 31, 2012 (in thousands):

	Long-Term Debt	Operating Leases	Related Party Leases	Total
2013	$10,000	$13,545	$1,266	$24,811
2014	10,000	11,117	1,299	22,416
2015	10,000	9,210	1,168	20,378
2016	10,000	6,386	694	17,080
2017	52,500	3,588	175	56,263
Thereafter	334,088	6,764	—	340,852
Total	$426,588	$50,610	$4,602	$481,800

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
The provision (benefit) for income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$18,201	$8,231	$862
State	2,921	1,274	432
Foreign	2,645	1,465	412
	23,767	10,970	1,706
Deferred:
Federal	5,617	3,818	2,260
State	565	416	—
Foreign	(822)	(261)	(212)
	5,360	3,973	2,048
Change in valuation allowance	246	454	215
	$29,373	$15,397	$3,969

Income (Loss) before Income Tax Provision	Income (loss) before income taxes consists of the following (in thousands):

	Year Ended December 31,
	2012	2011	2010
United States	$65,012	$33,089	$6,923
Foreign	2,772	4,058	1,130
	$67,784	$37,147	$8,053

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets (liabilities) are as follows (in thousands):

	December 31, 2012	December 31, 2011
Deferred income tax assets (liabilities):
Current:
Allowance for doubtful accounts	$1,150	$1,007
Employee related accruals	3,419	2,923
State taxes	1,064	534
Workers’ compensation and medical malpractice loss reserves	4,683	4,277
Prepaid insurance	(631)	(319)
Other	462	849
	10,147	9,271
Non-current:
Intangibles	(23,662)	(15,559)
Depreciation expense	(4,449)	(3,867)
Stock-based compensation	2,852	3,428
Net operating loss carryforwards	1,191	1,054
Other	1,975	758
	(22,093)	(14,186)
Valuation allowance	(916)	(670)
Total net deferred income tax liability	$(12,862)	$(5,585)

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation between the amount computed by applying the U.S. federal statutory tax rate of 35.0 percent for 2012, 35.0 percent for 2011, and 34.0 percent for 2010 to income before income taxes and the income tax provision is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Income tax provision at the statutory rate	$23,727	$13,002	$2,740
State income taxes, net of federal benefit	2,671	1,341	358
Permanent difference – disallowed meals and entertainment expenses	1,681	1,020	545
Permanent difference – settlement of earn-out	—	(445)	—
Valuation allowance related to foreign jurisdictions	246	454	215
Income tax contingency	276	(91)	(16)
Foreign tax rate differential	14	(222)	(181)
Other	758	338	308
	$29,373	$15,397	$3,969

Schedule of Unrecognized Tax Benefits Roll Forward
The following is a reconciliation of the total amounts of unrecognized tax benefits (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized Tax Benefit beginning of year	$251	$358	$397
Gross decreases - tax positions in prior year	(34)	—	(39)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	—	(107)	—
Gross increases - tax positions in prior year	159	—	—
Unrecognized Tax Benefit end of year	$376	$251	$358

Earnings per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Reconciliation of Shares Used to Compute Basic and Diluted Earnings per Share
The following is a reconciliation of the shares used to compute basic and diluted earnings per share (in thousands):

	Year Ended December 31,
	2012	2011	2010
Weighted average number of common shares	46,739	36,876	36,429
Dilutive effect of stock-based awards	1,087	882	621
Number of shares used to compute diluted earnings per share	47,826	37,758	37,050

Schedule of Weighted Average Share Equivalents Outstanding Excluded from Computation of Diluted Earnings per Share
Also excluded from the computation of diluted earnings per share were other share equivalents that became anti-dilutive when applying the treasury stock method.

	Year Ended December 31,
	2012	2011	2010
Anti-dilutive common share equivalents outstanding	83	1,039	1,339

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant:

	Year Ended December 31,
	2012	2011	2010
Dividend yield	—	—	—
Risk-free interest rate	1.19%	0.92%	1.47%
Expected volatility	64.15%	75.67%	73.26%
Expected lives	7.3 years	3.6 years	3.6 years

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following summarizes pricing and term information for options outstanding as of December 31, 2012:

			Options Outstanding			Options Exercisable
			Number Outstanding at	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Exercisable at	Weighted Average Exercise Price
Range of Exercise Prices			December 31, 2012			December 31, 2012
$2.82	─	$6.68	275,164	3.4	$5.33	270,436	$5.33
6.86	─	10.20	280,731	7.5	8.03	130,360	7.86
10.46	─	11.39	308,390	6.5	10.88	182,132	11.18
11.56	─	12.90	275,950	4.1	12.25	275,950	12.25
12.91	─	16.51	146,125	7.0	14.98	67,625	13.30
$2.82	─	$16.51	1,286,360	5.6	$9.83	926,503	$9.48

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table is a summary of stock option activity under the Plan as of December 31, 2012 and changes for the year then ended:

	Incentive Stock Options	Non- Qualified Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	221,466	2,041,738	$8.62	5.3	$6,928,000
Granted	—	78,500	$16.43
Exercised	(87,973)	(880,233)	$7.27
Canceled	(4,070)	(83,068)	$12.78
Outstanding at December 31, 2012	129,423	1,156,937	$9.83	5.6	$13,442,000
Vested and Expected to Vest at December 31, 2012	129,324	1,091,043	$9.70	5.4	$12,910,000
Exercisable at December 31, 2012	129,192	797,311	$9.48	4.5	$10,007,000

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
Restricted Stock Units and Restricted Stock Awards

A summary of the status of the Company’s unvested RSUs and RSAs as of December 31, 2012 and changes during the year then ended are presented below:

	Restricted Stock Units / Awards	Weighted Average Grant-Date Fair Value Per Unit / Award
Unvested RSUs and RSAs outstanding at January 1, 2012	1,208,166	$8.99
Granted	1,168,172	16.94
Market value share count adjustment for liability awards	(84,858)	20.28
Vested	(865,833)	10.04
Forfeited	(34,813)	9.67
Unvested RSUs and RSAs outstanding at December 31, 2012	1,390,834	$14.31
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012	1,149,735	$14.50

Business Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table represents revenues, gross profit and operating income by reportable segment (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Apex	$508,743	$—	$—
Oxford (formerly IT and Engineering)	345,380	266,742	178,688
Life Sciences	162,799	155,324	109,495
Physician	102,679	80,617	73,595
Healthcare	57,914	44,956	39,542
	$1,177,515	$547,639	$401,320
Gross Profit:
Apex	$140,669	$—	$—
Oxford (formerly IT and Engineering)	122,043	94,967	64,775
Life Sciences	55,874	52,643	37,776
Physician	31,455	25,858	23,847
Healthcare	18,495	14,360	12,933
	$368,536	$187,828	$139,331
Operating Income (Loss):
Apex (1)	$21,593	$—	$—
Oxford (formerly IT and Engineering)	48,802	31,816	13,910
Life Sciences	11,626	10,727	5,305
Physician	8,383	5,347	5,010
Healthcare	(5,452)	(7,807)	(8,004)
	$84,952	$40,083	$16,221
____

Reconciliation of Assets from Segment to Consolidated
The Company does not report Life Sciences and Healthcare segments’ total assets separately as the operations are largely centralized. The following table represents total assets as allocated by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Total Assets:
Apex	$642,594	$—	$—
Oxford (formerly IT and Engineering)	231,211	218,810	202,229
Life Sciences and Healthcare	139,601	107,915	74,979
Physician	84,615	83,940	63,908
	$1,098,021	$410,665	$341,116

Reconciliation Of Accounts Receivable From Segment To Consolidated
The Company does not report all assets by segment for all reportable segments. The following table represents identifiable assets by reportable segment (in thousands):

	December 31,
	2012	2011	2010
Gross Accounts Receivable:
Apex	$132,575	$—	$—
Oxford (formerly IT and Engineering)	56,336	47,658	30,725
Life Sciences	21,041	21,727	14,107
Healthcare	18,116	11,568	9,628
Physician	18,905	15,749	10,233
	$246,973	$96,702	$64,693

Schedule of Revenue by Geographical Areas
The Company operates internationally, with operations in the United States, Europe, Canada, China, Australia, and New Zealand. The following table represents revenues by geographic location (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Domestic	$1,099,746	$479,508	$370,572
Foreign	77,769	68,131	30,748
	$1,177,515	$547,639	$401,320

Long Lived Assets By Geographic Location Domestic And Foreign
The following table represents long-lived assets by geographic location (in thousands):

	December 31,
	2012	2011	2010
Long-lived Assets:
Domestic	$40,062	$19,078	$19,826
Foreign	2,006	1,033	754
	$42,068	$20,111	$20,580

Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Derivative Instruments in Consolidated Balance Sheets
The fair values of derivative instruments in the Consolidated Balance Sheets as of December 31, 2012 and 2011 are as follows (in thousands):

Derivative designated as hedging instrument under ASC 815	Balance Sheet Classification	2012	2011
Interest rate contracts	Other long-term assets	$69	$—
Interest rate contracts	Other liabilities	(362)	(310)
Interest rate contracts	Other long-term liabilities	(55)	(298)
		$(348)	$(608)

Schedule of Effect of Derivative Instruments On Consolidated Statements of Operations and Comprehensive Income
The following tables reflect the effect of derivative instruments on the Consolidated Statements of Operations and Comprehensive Income (Loss) for the years ended December 31, 2012, 2011 and 2010 (in thousands):

Derivatives in Cash Flow Hedging Relationships	Amount of Gain/Loss Recognized in Accumulated Other Comprehensive Income on Derivative
	2012	2011	2010
Interest rate contracts	$(21)	$(380)	$—

	Location of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income	Amount of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income
		2012	2011	2010
Interest rate contracts	Interest expense	$369	$310	$—

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	As of December 31, 2012
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate contracts	$—	$(348)	$—	$(348)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(7,577)	$(7,577)

	As of December 31, 2011
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate contracts	$—	$(608)	$—	$(608)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(9,856)	$(9,856)

Schedule of Reconciliations of Liabilities Measured and Carried at Fair Value on Recurring Basis, with Significant Unobservable Inputs
Reconciliations of liabilities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3) are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Contingent consideration for acquisitions --
Balance at beginning of year	$(9,856)	$(3,700)
Additions for acquisitions	—	(10,346)
Payments on contingent consideration	1,198	1,731
Settlements of contingent consideration	—	1,369
Fair value adjustments	1,215	640
Foreign currency translation adjustment	(134)	450
Balance at end of year	$(7,577)	$(9,856)

Unaudited Quarterly Financial Results (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Financial Information

	2012
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$380,381	$374,511	$265,863	$156,760
Gross profit	$115,619	$115,631	$84,537	$52,749
Income from continuing operations	$9,748	$16,586	$7,030	$5,047
Income from discontinued operations, net of income taxes	1,574	847	1,485	336
Net income	$11,322	$17,433	$8,515	$5,383

Basic earnings per common share:
Income from continuing operations	$0.19	$0.32	$0.16	$0.14
Income from discontinued operations	0.03	0.01	0.03	—
Net income	$0.22	$0.33	$0.19	$0.14

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.31	$0.15	$0.13
Income from discontinued operations	0.03	0.02	0.04	0.01
Net income	$0.21	$0.33	$0.19	$0.14

	2011
	Dec. 31,	Sep. 30,	Jun. 30,	Mar. 31,
	(in thousands, except per share data)
Revenues	$148,029	$147,014	$132,862	$119,734
Gross profit	$50,151	$50,793	$46,179	$40,705
Income from continuing operations	$6,636	$6,843	$5,450	$2,821
Income from discontinued operations, net of income taxes	865	924	415	343
Net income	$7,501	$7,767	$5,865	$3,164

Basic earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.15	$0.08
Income from discontinued operations	0.02	0.03	0.01	0.01
Net income	$0.20	$0.21	$0.16	$0.09

Diluted earnings per common share:
Income from continuing operations	$0.18	$0.18	$0.14	$0.08
Income from discontinued operations	0.02	0.03	0.02	—
Net Income	$0.20	$0.21	$0.16	$0.08

Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of goodwill	$ 15,400,000	$ 0	$ 0	$ 15,399,000
Goodwill	199,720,000	498,356,000	229,234,000	199,720,000
Long-term Debt		426,588,000
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, fair value		430,000,000
Nurse Travel Division [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Impairment of goodwill	15,400,000
Goodwill	15,400,000			15,400,000
Goodwill, implied fair value	$ 0			$ 0

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment	$ 62,034	$ 47,880
Less - accumulated depreciation and amortization	(35,172)	(29,823)
Total	26,862	18,057
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,891	5,776
Computer and related equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	6,918	5,414
Computer software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	32,871	27,306
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,417	4,633
Work-in-progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 9,937	$ 4,751

Property and Equipment (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 6,600,000	$ 5,500,000	$ 4,800,000
Net book value	26,862,000	18,057,000
Software Development
Property, Plant and Equipment [Line Items]
Net book value	12,100,000	8,500,000
Software Development Work-in-Progress
Property, Plant and Equipment [Line Items]
Net book value	$ 7,500,000	$ 3,900,000

Acquisitions (Schedule of Purchase Price Allocation) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	May 15, 2012 Apex Systems	Jul. 31, 2011 HCP	Feb. 28, 2011 Valesta
Business Acquisition [Line Items]
Current assets	$ 10,282	$ 169,844	$ 3,950	$ 6,332
Property and equipment	422	902	123	299
Goodwill	32,309	266,788	14,398	17,911
Identifiable intangible assets	7,463	251,555	1,784	5,679
Other	39	494	13	26
Total assets acquired	50,515	689,583	20,268	30,247
Current liabilities	5,844	77,905	1,070	4,774
Other	1,863	850	49	1,814
Total liabilities assumed	7,707	78,755	1,119	6,588
Total purchase price	$ 42,808	$ 610,828	$ 19,149	$ 23,659

Acquisitions (Schedule of Intangible Assets Acquired as Part of Business Combination) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2011 Trademarks	Dec. 31, 2011 Contractor relations	Dec. 31, 2012 Contractor relations Maximum	Dec. 31, 2012 Contractor relations Minimum	Dec. 31, 2011 Customer relations	Dec. 31, 2012 Customer relations Maximum	Dec. 31, 2012 Customer relations Minimum	Dec. 31, 2011 Non-compete agreements	Dec. 31, 2012 Non-compete agreements Maximum	Dec. 31, 2012 Non-compete agreements Minimum	May 15, 2012 Apex Systems	May 15, 2012 Apex Systems Trademarks	May 15, 2012 Apex Systems Contractor relations	May 15, 2012 Apex Systems Customer relations	May 15, 2012 Apex Systems Non-compete agreements	Jul. 31, 2011 HCP	Jul. 31, 2011 HCP Trademarks	Jul. 31, 2011 HCP Contractor relations	Jul. 31, 2011 HCP Customer relations	Jul. 31, 2011 HCP Non-compete agreements	Feb. 28, 2011 Valesta	Feb. 28, 2011 Valesta Trademarks	Feb. 28, 2011 Valesta Contractor relations	Feb. 28, 2011 Valesta Customer relations	Feb. 28, 2011 Valesta Non-compete agreements
Acquired Intangible Assets [Line Items]
Finite lived, Intangible asset value			$ 1,080			$ 3,345			$ 460					$ 10,589	$ 92,147	$ 2,076			$ 814	$ 950	$ 20			$ 266	$ 2,395	$ 440
Useful life				5 years	2 years		10 years	2 years		7 years	2 years
Indefinite lived, Intangible asset value		2,578											146,743					0					2,578
Total intangible assets acquired	$ 7,463											$ 251,555					$ 1,784					$ 5,679

Acquisitions (Acquisitions Costs, by Acquisition) (Details) Share data in Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	May 15, 2012 Apex Systems USD ($)	Dec. 31, 2012 Apex Systems USD ($)	Dec. 31, 2012 Apex Systems USD ($)	Sep. 30, 2012 Apex Systems USD ($)	Jul. 31, 2011 HCP USD ($)	Dec. 31, 2011 HCP USD ($)	Feb. 28, 2011 Valesta USD ($)	Feb. 28, 2011 Valesta EUR (€)	Dec. 31, 2011 Valesta USD ($)	Dec. 31, 2012 Valesta USD ($)	Jul. 19, 2010 Sharpstream USD ($)	Dec. 31, 2010 Sharpstream USD ($)	Apr. 16, 2010 Cambridge [Member] USD ($)	Dec. 31, 2010 Cambridge [Member] USD ($)
Business Acquisition [Line Items]
Effective Date of Acquisition		May 15, 2012				Jul 31, 2011		Feb 28, 2011	Feb 28, 2011			Jul 19, 2010		Apr 16, 2010
Name of Acquired Entity		Apex Systems, Inc.				HealthCare Partners, Inc. (HCP)		Warphi N.V. and its subsidiaries (collectively, Valesta)	Warphi N.V. and its subsidiaries (collectively, Valesta)			Sharpstream Holdings Limited (Sharpstream)		The Cambridge Group Ltd. and Cambridge Contract Staffing Group, Inc. (Cambridge)
Description of Acquired Entity		a privately-owned provider of information technology staffing headquartered in Richmond, Virginia.				a privately-owned provider of physician staffing headquartered in Atlanta, Georgia		a privately-owned provider of specialized clinical research staffing headquartered in Belgium	a privately-owned provider of specialized clinical research staffing headquartered in Belgium			a privately-owned provider of search services for executives to middle managers in the life sciences sector		a Connecticut-based privately-held provider of specialized staffing services
Reason for Business Combination		The primary reason for the acquisition was to expand the Company's information technology staffing services.				The primary reasons for the acquisition were to expand the Physician segment business operations geographic coverage and to leverage the Company’s infrastructure.		The primary reasons for the acquisition were to expand the Life Sciences business operations and to leverage the Company’s infrastructure	The primary reasons for the acquisition were to expand the Life Sciences business operations and to leverage the Company’s infrastructure			The primary reasons for the Sharpstream acquisition were to expand our Life Sciences business operations, further expand our global presence and to leverage the Company’s infrastructure.		The primary reasons for the Cambridge acquisition were to expand our Life Sciences, Oxford, and Physician business operations and to leverage the Company’s infrastructure.
Purchase price		$ 610,800,000				$ 19,100,000		$ 23,700,000				$ 8,600,000		$ 7,600,000
Cost of acquired entity, cash paid		385,000,000			300,000	15,700,000		16,800,000				7,200,000		5,300,000
Shares of Company's common stock issued (in shares)		14.3
Acquisition costs expensed				9,800,000			57,000			400,000			100,000		100,000
Revenues of acquiree included in statement of operations			508,700,000
Net loss of acquiree included in statement of operations			(7,300,000)
Potential future earn-out consideration						3,400,000		6,900,000				1,400,000		2,300,000
Maximum earn-out capped	$ 9,100,000					$ 3,700,000			€ 5,000,000		$ 6,600,000

Acquisitions (Business Acquisition, Pro Forma Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition, Pro Forma Information [Abstract]
Revenues	$ 1,459,762	$ 1,266,523
Business Acquisitions Pro Forma Operating Income	113,738	64,292
Operating income	51,373	23,574
Net income	$ 55,615	$ 26,109
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Basic	$ 0.99	$ 0.46
Basic earnings per share (in dollars per share)	$ 1.07	$ 0.51
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations before Changes in Accounting and Extraordinary Items, Net of Tax, Per Share, Diluted	$ 0.97	$ 0.45
Diluted earnings per share (in dollars per share)	$ 1.05	$ 0.5
Weighted average number of shares outstanding	52,103	51,180
Weighted average number of shares and dilutive shares outstanding	53,190	52,062

Discontinued Operations (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 12, 2013
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 31,000,000
Disposal Group, Including Discontinued Operation, Revenue										62,190,000	49,642,000	36,745,000
Disposal Group, Including Discontinued Operation, Operating Income (Loss)										7,172,000	4,316,000	(12,994,000)
Discontinued Operation, Tax Effect of Discontinued Operation										2,930,000	1,769,000	987,000
Income (loss) from discontinued operations, net of income taxes		1,574,000	847,000	1,485,000	336,000	865,000	924,000	415,000	343,000	4,242,000	2,547,000	(13,981,000)
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	14,400,000
Net Working Capital													$ 5,700,000

Long-Term Debt (Details) (USD $)	0 Months Ended		0 Months Ended				0 Months Ended																			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 15, 2012 Maximum	May 15, 2012 Minimum	Dec. 31, 2012 Term Loan Facility	Dec. 31, 2011 Term Loan Facility	May 15, 2012 Term Loan Facility $100 million term A loan facility, due May 2017	Dec. 31, 2012 Term Loan Facility $100 million term A loan facility, due May 2017	Dec. 31, 2011 Term Loan Facility $100 million term A loan facility, due May 2017	Dec. 31, 2012 Term Loan Facility $365 million term B loan facility, due May 2019	May 15, 2012 Term Loan Facility $365 million term B loan facility, due May 2019	Dec. 31, 2011 Term Loan Facility $365 million term B loan facility, due May 2019	May 15, 2012 Term Loan Facility $365 million term B loan facility, due May 2019 Eurodollar	May 15, 2012 Term Loan Facility $365 million term B loan facility, due May 2019 Base Rate	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Eurodollar Maximum	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Eurodollar Minimum	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Base Rate Maximum	May 15, 2012 Term Loan Facility Revolving Loans and Term A Loans Base Rate Minimum	May 15, 2012 Term Loan Facility Senior Secured Credit Agreement	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Revolving Credit Facility $75 million revolving credit facility, due May 2017	Dec. 31, 2011 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Revolving Credit Facility $75 million revolving credit facility, due May 2017 Letters of Credit	May 15, 2012 Leverage Ratio Greater Than or Equal to 3 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Leverage Ratio Less Than 3 but Greater Than or Equial to 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017	May 15, 2012 Leverage Ratio Less Than 3 but Greater Than or Equial to 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017 Maximum	May 15, 2012 Leverage Ratio Less Than 3 but Greater Than or Equial to 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017 Minimum	May 15, 2012 Leverage Ratio Less Than 2 Revolving Credit Facility $75 million revolving credit facility, due May 2017
Debt Instrument [Line Items]
Senior Secured Debt	$ 426,588,000	$ 86,750,000			$ 0	$ 43,750,000		$ 92,500,000	$ 0	$ 334,088,000		$ 0								$ 0	$ 43,000,000	$ 0		$ 0
Face amount of term loan							100,000,000				365,000,000
Line of credit facility, maximum borrowing capacity																							75,000,000
Term of instrument							5 years				7 years												5 years
Sublimit for letters of credit																									15,000,000
Increase to borrowing capacity available under credit facility																			75,000,000
Basis spread on variable rate borrowings													3.75%	2.75%	3.25%	2.75%	2.25%	1.75%
Revolving credit facility, unused portion, commitment fee percentage																										0.50%	0.40%			0.30%
Leverage ratio required																										3		3	2	2
Interest rate at year end								3.20%		5.00%
Weighted average interest rate	4.60%
Frequency of amortization payment							quarterly amortization payments
Quarterly amortization payments							2,500,000
Leverage ratio	2.73		4.25	3
Letters of credit outstanding, amount																						$ 72,200,000

Goodwill and Identifiable Assets (Goodwill) (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Impairment of goodwill	$ 15,400,000	$ 0	$ 0	$ 15,399,000
Goodwill [Roll Forward]
Gross goodwill		350,951,000	321,437,000
Accumulated impairment loss		(121,717,000)	(121,717,000)
Goodwill		229,234,000	199,720,000
Acquisition		266,788,000
Acquisition accounting		1,805,000
Translation adjustment		529,000	(990,000)
Gross goodwill	321,437,000	620,073,000	350,951,000	321,437,000
Accumulated impairment loss	(121,717,000)	(121,717,000)	(121,717,000)	(121,717,000)
Goodwill	199,720,000	498,356,000	229,234,000	199,720,000
Goodwill	199,720,000	498,356,000	229,234,000	199,720,000
Valesta
Goodwill [Roll Forward]
Acquisition			16,097,000
Acquisition accounting		1,800,000
HCP
Goodwill [Roll Forward]
Acquisition			14,407,000
Nurse Travel Division [Member]
Goodwill [Line Items]
Goodwill, implied fair value	0			0
Impairment of goodwill	15,400,000
Goodwill [Roll Forward]
Goodwill	15,400,000			15,400,000
Goodwill	15,400,000			15,400,000
Apex
Goodwill [Roll Forward]
Gross goodwill		0	0
Accumulated impairment loss		0	0
Goodwill		0	0
Acquisition accounting		0
Translation adjustment		0	0
Gross goodwill		266,788,000	0
Accumulated impairment loss		0	0
Goodwill		266,788,000	0
Goodwill		266,788,000	0
Apex | Apex Systems
Goodwill [Roll Forward]
Acquisition		266,788,000
Oxford
Goodwill [Roll Forward]
Gross goodwill		149,483,000	149,483,000
Accumulated impairment loss		0	0
Goodwill		149,483,000	149,483,000
Acquisition accounting		0
Translation adjustment		0	0
Gross goodwill		149,483,000	149,483,000
Accumulated impairment loss		0	0
Goodwill		149,483,000	149,483,000
Goodwill		149,483,000	149,483,000
Life Sciences
Goodwill [Roll Forward]
Gross goodwill		27,668,000	12,561,000
Accumulated impairment loss		0	0
Goodwill		27,668,000	12,561,000
Acquisition accounting		1,814,000
Translation adjustment		529,000	(990,000)
Gross goodwill		30,011,000	27,668,000
Accumulated impairment loss		0	0
Goodwill		30,011,000	27,668,000
Goodwill		30,011,000	27,668,000
Life Sciences | Valesta
Goodwill [Roll Forward]
Acquisition			16,097,000
Healthcare
Goodwill [Roll Forward]
Gross goodwill		122,230,000	122,230,000
Accumulated impairment loss		(121,717,000)	(121,717,000)
Goodwill		513,000	513,000
Acquisition accounting		0
Translation adjustment		0	0
Gross goodwill		122,230,000	122,230,000
Accumulated impairment loss		(121,717,000)	(121,717,000)
Goodwill		513,000	513,000
Goodwill		513,000	513,000
Physician
Goodwill [Roll Forward]
Gross goodwill		51,570,000	37,163,000
Accumulated impairment loss		0	0
Goodwill		51,570,000	37,163,000
Acquisition accounting		(9,000)
Translation adjustment		0	0
Gross goodwill		51,561,000	51,570,000
Accumulated impairment loss		0	0
Goodwill		51,561,000	51,570,000
Goodwill		51,561,000	51,570,000
Physician | HCP
Goodwill [Roll Forward]
Acquisition			$ 14,407,000

Goodwill and Identifiable Assets (Acquired Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Customer relations	Dec. 31, 2011 Customer relations	Dec. 31, 2012 Customer relations Minimum	Dec. 31, 2012 Customer relations Maximum	Dec. 31, 2012 Contractor relations	Dec. 31, 2011 Contractor relations	Dec. 31, 2012 Contractor relations Minimum	Dec. 31, 2012 Contractor relations Maximum	Dec. 31, 2012 Non-compete agreements	Dec. 31, 2011 Non-compete agreements	Dec. 31, 2012 Non-compete agreements Minimum	Dec. 31, 2012 Non-compete agreements Maximum
Intangible Assets [Line Items]
Estimated Useful Life						3 months	10 years			2 years	7 years			2 years	7 years
Intangible assets subject to amortization:
Gross Carrying Amount	$ 144,142	$ 39,252		$ 103,285	$ 11,077			$ 37,871	$ 27,276			$ 2,986	$ 899
Accumulated Amortization	52,154	34,094		23,338	7,891			27,754	25,599			1,062	604
Net Carrying Amount	91,988	5,158		79,947	3,186			10,117	1,677			1,924	295
Intangible assets not subject to amortization:
Trademarks, Carrying Amount	171,852	25,048
Goodwill	498,356	229,234	199,720
Total
Gross Carrying Amount	814,350	293,534
Net Carrying Amount	$ 762,196	$ 259,440

Goodwill and Identifiable Assets (Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of intangible assets	$ 18,016	$ 2,346	$ 2,115
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	20,973
2014	16,823
2015	14,305
2016	12,369
2017	8,996
Thereafter	18,522
Net Carrying Amount	$ 91,988	$ 5,158

401(k) Retirement Savings Plan, Deferred Compensation Plan and Change in Control Severance Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended	0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Vice President or Higher [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 2008 Amended and Restated CIC Agreement [Member] Chief Executive Officer [Member]	May 15, 2012 Apex Systems	Dec. 31, 2012 Apex Systems Long-term incentive program	May 15, 2012 Apex Systems Long-term incentive program
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Minimum service period for employee eligibility	3 months						12 months
Minimum hours of work							1000 hours
Minimum age							18 years
Employer contributions to 401(k) plans	$ 3.7	$ 1.1	$ 0.4
Deferred compensation liability		1.9
Cash surrender value of life insurance		2.1
Proceeds from cash surrender value of life insurance policies	1.5
Distributions to deferred compensation plan participants	1.2
Long-term incentive program, maximum award									10
Long-term incentive plan accrual					$ 2			$ 10	$ 7.9
Executive Change of Control Agreement, Involuntary Termination Period				18 months		6 months 10 days

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Apex Systems property
Long-term Debt
2013	$ 10,000,000
2014	10,000,000
2015	10,000,000
2016	10,000,000
2017	52,500,000
Thereafter	334,088,000
Total	426,588,000
Operating Leases
2013	13,545,000
2014	11,117,000
2015	9,210,000
2016	6,386,000
2017	3,588,000
Thereafter	6,764,000
Total	50,610,000
Related Party
2013	1,266,000
2014	1,299,000
2015	1,168,000
2016	694,000
2017	175,000
Thereafter	0
Total	4,602,000
Total
2013	24,811,000
2014	22,416,000
2015	20,378,000
2016	17,080,000
2017	56,263,000
Thereafter	340,852,000
Total	481,800,000
Deferred rent liability, current	300,000
Deferred rent liability, noncurrent	3,800,000	2,100,000
Rent expense	13,700,000	8,200,000	8,000,000
Self insurance claim liability	10,300,000	10,400,000
Letters of credit outstanding	2,800,000	2,400,000
Approximate potential future earn-out obligations	9,100,000
Number of leased properties owned by related parties (in number of properties)				2
Income tax reserve in other long-term liabilities	$ 400,000	$ 300,000

(Narratives)(Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	34.00%
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 900,000	$ 700,000
Accumulated net earning	61,687,000	19,034,000
Gross deferred tax assets	17,700,000	14,400,000
Gross deferred tax liabilities	30,500,000	19,900,000
Income tax benefit for stock-based compensation arrangements	22,800,000	7,500,000
Uncertain tax positions	400,000	300,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	9,500,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3,100,000
Accumulated net earning	$ 13,000,000

Income Taxes (Income Tax Components) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 18,201	$ 8,231	$ 862
State	2,921	1,274	432
Foreign	2,645	1,465	412
Total Current	23,767	10,970	1,706
Deferred:
Federal	5,617	3,818	2,260
State	565	416	0
Foreign	(822)	(261)	(212)
Total Deferred	5,360	3,973	2,048
Change in Valuation Allowance	246	454	215
Total	$ 29,373	$ 15,397	$ 3,969

Income Taxes (Income Before Tax) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
United States	$ 65,012	$ 33,089	$ 6,923
Foreign	2,772	4,058	1,130
Income before income taxes	$ 67,784	$ 37,147	$ 8,053

Income Taxes (Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 1,150	$ 1,007
Employee related accruals	3,419	2,923
State taxes	1,064	534
Workers’ compensation and medical malpractice loss reserves	4,683	4,277
Prepaid insurance	(631)	(319)
Other	462	849
Current	10,147	9,271
Intangibles	(23,662)	(15,559)
Depreciation expense	(4,449)	(3,867)
Stock-based compensation	2,852	3,428
Net operating loss carryforwards	1,191	1,054
Other	1,975	758
Deferred Tax Liabilities, Gross, Noncurrent	(22,093)	(14,186)
Valuation allowance	(916)	(670)
Total deferred income tax assets (liabilities)	$ (12,862)	$ (5,585)

Income Taxes (Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income tax provision at the statutory rate	$ 23,727	$ 13,002	$ 2,740
State income taxes, net of federal benefit	2,671	1,341	358
Permanent difference – non deductible items	1,681	1,020	545
Permanent difference – settlement of earn-out	0	(445)	0
Valuation allowance	246	454	215
Income tax contingency	276	(91)	(16)
Foreign tax rate differential	14	(222)	(181)
Other	758	338	308
Total	$ 29,373	$ 15,397	$ 3,969

Income Taxes (Unrecognized Tax Benefit) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefit beginning of year	$ 251	$ 358	$ 397
Gross Decreases - tax positions in prior year	(34)	0	(39)
Reductions for tax positions as a result of a lapse of the applicable statute of limitations	0	(107)	0
Gross increases - tax positions in prior year	159	0	0
Unrecognized Tax Benefit end of year	$ 376	$ 251	$ 358

Earnings per share (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Number of Shares Outstanding Reconciliation
Weighted average number of common shares outstanding used to compute basic earnings per share	46,739	36,876	36,429
Dilutive effect of stock-based awards	1,087	882	621
Number of shares used to compute diluted earnings per share	47,826	37,758	37,050
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive common share equivalents outstanding	83	1,039	1,339

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended												12 Months Ended					0 Months Ended								3 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 2010 Incentive Award Plan [Member]	Jun. 03, 2010 2010 Incentive Award Plan [Member]	Jun. 03, 2010 1987 Stock Option Plan [Member]	Jun. 03, 2010 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2012 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2011 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2010 2010 Employee Stock Purchase Plan (ESPP)	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] 2010 Incentive Award Plan [Member]	Dec. 31, 2012 Restricted Stock Units and Awards [Member]	Dec. 31, 2011 Restricted Stock Units and Awards [Member]	Dec. 31, 2010 Restricted Stock Units and Awards [Member]	Dec. 31, 2012 Restricted Stock Units and Awards [Member] 2010 Incentive Award Plan [Member]	May 15, 2012 Restricted Stock Units (RSUs) installment	Dec. 31, 2012 RSU and RSA Excluding Directors [Member]	Dec. 31, 2011 RSU and RSA Excluding Directors [Member]	Dec. 31, 2010 RSU and RSA Excluding Directors [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Nov. 04, 2009 Chief Executive Officer [Member] grant	Jun. 03, 2010 Chief Executive Officer [Member] Market Based Award	Dec. 31, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 05, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Feb. 01, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 08, 2011 Chief Executive Officer [Member] Restricted Stock Units (RSUs) component	Feb. 01, 2011 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 17, 2010 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Jan. 02, 2012 Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 31, 2010 Other Executive Officers Restricted Stock Units (RSUs) installment	Mar. 31, 2012 Other Executive Officers Restricted Stock Units (RSUs) installment	Mar. 31, 2011 Other Executive Officers Restricted Stock Units (RSUs) installment	May 15, 2012 Other Executive Officers Apex Systems Restricted Stock Units (RSUs)	Dec. 31, 2012 Director [Member] Stock Options [Member]	Dec. 31, 2011 Director [Member] Stock Options [Member]	Sep. 01, 2012 Director [Member] Restricted Stock Units (RSUs)	Dec. 31, 2012 Director [Member] Restricted Stock Units (RSUs)	May 15, 2012 Company Employees Apex Systems Restricted Stock Units and Awards [Member] installment	Dec. 31, 2012 2011 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2011 2011 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Mar. 08, 2011 2011 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2012 2012 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2012 2012 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Mar. 23, 2012 2012 Award Date [Member] Chief Executive Officer [Member] Performance Based Award	Dec. 31, 2012 Vesting January 4, 2014 [Member] Chief Executive Officer [Member] Restricted Stock Units (RSUs)	Mar. 31, 2012 Three Equal Annual Installments [Member] Other Executive Officers Restricted Stock Units (RSUs)	Mar. 31, 2011 Three Equal Annual Installments [Member] Other Executive Officers Restricted Stock Units (RSUs)	May 15, 2012 Three Equal Annual Installments [Member] Other Executive Officers Apex Systems Restricted Stock Units (RSUs)	Mar. 31, 2012 Vested December 31, 2012 [Member] Other Executive Officers Restricted Stock Units (RSUs)	May 15, 2012 Vesting on May 31, 2013 [Member] Other Executive Officers Apex Systems Restricted Stock Units (RSUs)	Mar. 31, 2011 Vested on January 3, 2012 [Member] Other Executive Officers Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense charged to operations related to stock-based compensation	$ 9,600,000	$ 6,900,000	$ 7,700,000					$ 800,000	$ 400,000	$ 100,000
Income tax benefit for stock-based compensation arrangements	3,500,000	2,500,000	2,900,000
Number of shares to be issued					2,184,983		3,500,000
Shares available for issuance				1,502,481		884,983
Vesting period														4 years				3 years
Contractual term														10 years
Grant date fair value																								800,000	500,000	800,000	600,000		600,000		500,000		1,200,000	1,700,000	1,600,000	800,000					12,300,000	500,000		1,000,000	500,000	500,000	1,500,000		900,000	900,000	600,000	800,000	200,000	700,000
Share-based award expense, service period																									2 years 7 months 6 days																		9 months 27 days			9 months 9 days
Share-based awards, number of annual stock awards																								3
Liability for share-based awards																							2,000,000
Share-based awards, grants in period															1,168,172											39,448	45,372		58,754		67,568								42,392		760,788
Shares vested															865,833											22,686		33,784		33,784									21,196			24,654			24,654
Granted, weighted average grant date fair value															$ 16.94					$ 16.01	$ 9.18	$ 7.26																	$ 16.51
Shares vesting at future date, January 4, 2014																																																22,686
Share-based awards, number of equal vesting components																													2
Share-based awards, amount of equal vesting components																										300,000						300,000
Share-based awards, number of annual increments																			3														3	3	3
Percent of vested shares contingent on continued employment																																	60.00%
Percent of vested shares contingent on performance																																	40.00%
Shares surrendered by the employees to the Company for payment of minimum tax withholding obligations															345,181
Share-based awards, vesting percentage in year one																																									25.00%
Share-based awards, number of quarterly vesting installments																																									12
Share-based awards expense, service period											2 years 7 months 24 days				2 years 7 months 6 days																									8 months
Options outstanding (in shares)	1,286,360																																				0	54,000
Weighted-average grant-date fair value of options granted								$ 3.53	$ 2.1		$ 10.34	$ 5.04	$ 3.8
Total intrinsic value of options exercised											9,700,000	1,300,000	200,000		13,700,000	6,400,000	3,700,000
Unrecognized compensation expense											$ 1,500,000				$ 12,800,000																									$ 210,000
Purchase price of common stock, percent							85.00%
Employee stock purchase plan (in shares)								154,934	187,036	0

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Assumptions) (Details) (Stock Options [Member])
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	1.19%	0.92%	1.47%
Expected volatility	64.15%	75.67%	73.26%
Expected lives	7 years 3 months 18 days	3 years 7 months 6 days	3 years 7 months 6 days

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Range of Prices) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 2.82
Exercise price, high end of the range (in dollars per share)	$ 16.51
Options outstanding (in shares)	1,286,360
Options outstanding - weighted average remaining contractual life (years)	5 years 7 months 6 days	5 years 3 months 18 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 9.83	$ 8.62
Options exercisable - at the end of period (in shares)	926,503
Options exercisable - weighted average exercise price (in dollars per share)	$ 9.48
$2.82 - 6.68
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 2.82
Exercise price, high end of the range (in dollars per share)	$ 6.68
Options outstanding (in shares)	275,164
Options outstanding - weighted average remaining contractual life (years)	3 years 4 months 24 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 5.33
Options exercisable - at the end of period (in shares)	270,436
Options exercisable - weighted average exercise price (in dollars per share)	$ 5.33
$6.86 - 10.20
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 6.86
Exercise price, high end of the range (in dollars per share)	$ 10.2
Options outstanding (in shares)	280,731
Options outstanding - weighted average remaining contractual life (years)	7 years 5 months 23 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 8.03
Options exercisable - at the end of period (in shares)	130,360
Options exercisable - weighted average exercise price (in dollars per share)	$ 7.86
$10.46 - 11.39
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 10.46
Exercise price, high end of the range (in dollars per share)	$ 11.39
Options outstanding (in shares)	308,390
Options outstanding - weighted average remaining contractual life (years)	6 years 5 months 23 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 10.88
Options exercisable - at the end of period (in shares)	182,132
Options exercisable - weighted average exercise price (in dollars per share)	$ 11.18
$11.56 - 12.90
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 11.56
Exercise price, high end of the range (in dollars per share)	$ 12.9
Options outstanding (in shares)	275,950
Options outstanding - weighted average remaining contractual life (years)	4 years 1 month 10 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 12.25
Options exercisable - at the end of period (in shares)	275,950
Options exercisable - weighted average exercise price (in dollars per share)	$ 12.25
$12.91 - 16.51
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, low end of the range (in dollars per share)	$ 12.91
Exercise price, high end of the range (in dollars per share)	$ 16.51
Options outstanding (in shares)	146,125
Options outstanding - weighted average remaining contractual life (years)	7 years 0 months 7 days
Options outstanding - weighted average exercise price (in dollars per share)	$ 14.98
Options exercisable - at the end of period (in shares)	67,625
Options exercisable - weighted average exercise price (in dollars per share)	$ 13.3

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (Stock Options Activity) (Details) (USD $)
In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Outstanding Stock Options Activity [Roll Forward]
Outstanding at December 31, 2012 (in shares)	1,286,360
Exercisable at December 31, 2012 (in shares)	926,503
Options Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding - weighted average exercise price per share at January 1, 2012	$ 8.62
Granted, weighted average exercise price per share	$ 16.43
Exercised, weighted average exercise price per share	$ 7.27
Canceled, weighted average exercise price per share	$ 12.78
Outstanding - weighted average exercise price per share at December 31, 2012	$ 9.83	$ 8.62
Vested and Expected to Vest, weighted average exercise price per share	$ 9.7
Exercisable, weighted average exercise price per share	$ 9.48
Outstanding, weighted average remaining contractual term at January 1, 2012	5 years 7 months 6 days	5 years 3 months 18 days
Outstanding, weighted average remaining contractual term at December 31, 2012	5 years 7 months 6 days	5 years 3 months 18 days
Vested and Expected to Vest, weighted average remaining contractual term	5 years 4 months 24 days
Exercisable, weighted average remaining contractual term	4 years 6 months
Options outstanding - aggregate intrinsic value at January 1, 2012	$ 6,928
Options outstanding - aggregate intrinsic value at December 31, 2012	13,442	6,928
Vested and Expected to Vest, aggregate intrinsic value	12,910
Exercisable, aggregate intrinsic value	$ 10,007
Incentive Stock Options [Member]
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)	221,466
Granted (in shares)	0
Exercised (in shares)	(87,973)
Canceled (in shares)	(4,070)
Outstanding at December 31, 2012 (in shares)	129,423
Vested and Expected to Vest at December 31, 2012 (in shares)	129,324
Exercisable at December 31, 2012 (in shares)	129,192
Non Qualified Stock Options [Member]
Outstanding Stock Options Activity [Roll Forward]
Outstanding at January 1, 2012 (in shares)	2,041,738
Granted (in shares)	78,500
Exercised (in shares)	(880,233)
Canceled (in shares)	(83,068)
Outstanding at December 31, 2012 (in shares)	1,156,937
Vested and Expected to Vest at December 31, 2012 (in shares)	1,091,043
Exercisable at December 31, 2012 (in shares)	797,311

Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (RSU and RSAs) (Details) (Restricted Stock Units and Awards [Member], USD $)
12 Months Ended
Dec. 31, 2012
Restricted Stock Units and Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested RSUs and RSAs outstanding at January 1, 2012 (in shares)	1,208,166
Granted (in shares)	1,168,172
Market value share count adjustment for liability awards (in shares)	(84,858)
Vested (in shares)	(865,833)
Forfeited (in shares)	(34,813)
Unvested RSUs and RSAs outstanding at December 31, 2012 (in shares)	1,390,834
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012 (in shares)	1,149,735
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested RSUs and RSAs outstanding at January 1, 2012, weighted average grant date fair value (in dollars per share)	$ 8.99
Granted, weighted average grant date fair value (in dollars per share)	$ 16.94
Market value share count adjustment for liability awards, weighted average grant date fair value (in dollars per share)	$ 20.28
Vested, weighted average grant date fair value (in dollars per share)	$ 10.04
Forfeited, weighted average grant date fair value (in dollars per share)	$ 9.67
Unvested RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)	$ 14.31
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)	$ 14.5

Business Segments (Segment Reporting Information) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 segment		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Revenues	$ 380,381,000	$ 374,511,000	$ 265,863,000	$ 156,760,000	$ 148,029,000	$ 147,014,000	$ 132,862,000	$ 119,734,000	$ 1,177,515,000		$ 547,639,000		$ 401,320,000
Gross Profit:
Gross profit	115,619,000	115,631,000	84,537,000	52,749,000	50,151,000	50,793,000	46,179,000	40,705,000	368,536,000		187,828,000		139,331,000
Operating Income (Loss):
Operating Income									84,952,000		40,083,000		16,221,000
Reportable segments (in number of segments)									5
Apex
Revenues:
Revenues									508,743,000		0		0
Gross Profit:
Gross profit									140,669,000		0		0
Operating Income (Loss):
Operating Income									21,593,000	[1]	0	[1]	0	[1]
Oxford
Revenues:
Revenues									345,380,000		266,742,000		178,688,000
Gross Profit:
Gross profit									122,043,000		94,967,000		64,775,000
Operating Income (Loss):
Operating Income									48,802,000		31,816,000		13,910,000
Life Sciences
Revenues:
Revenues									162,799,000		155,324,000		109,495,000
Gross Profit:
Gross profit									55,874,000		52,643,000		37,776,000
Operating Income (Loss):
Operating Income									11,626,000		10,727,000		5,305,000
Healthcare
Revenues:
Revenues									57,914,000		44,956,000		39,542,000
Gross Profit:
Gross profit									18,495,000		14,360,000		12,933,000
Operating Income (Loss):
Operating Income									(5,452,000)		(7,807,000)		(8,004,000)
Physician
Revenues:
Revenues									102,679,000		80,617,000		73,595,000
Gross Profit:
Gross profit									31,455,000		25,858,000		23,847,000
Operating Income (Loss):
Operating Income									8,383,000		5,347,000		5,010,000
Apex Systems
Operating Income (Loss):
Acquisition costs expensed									$ 9,800,000

[1]	Apex operating income includes acquisition related costs of $9.8 million for the twelve months ended December 31, 2012.

Business Segments (Reconciliation of Assets from Segment to Consolidated) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item
Total Assets	$ 1,098,021	$ 410,665	$ 341,116
Apex
Segment Reporting, Asset Reconciling Item
Total Assets	642,594	0	0
Oxford
Segment Reporting, Asset Reconciling Item
Total Assets	231,211	218,810	202,229
Life Sciences and Healthcare
Segment Reporting, Asset Reconciling Item
Total Assets	139,601	107,915	74,979
Physician
Segment Reporting, Asset Reconciling Item
Total Assets	$ 84,615	$ 83,940	$ 63,908

Business Segments (Gross Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information
Gross Accounts Receivable	$ 246,973	$ 96,702	$ 64,693
Apex
Segment Reporting Information
Gross Accounts Receivable	132,575	0	0
Oxford
Segment Reporting Information
Gross Accounts Receivable	56,336	47,658	30,725
Life Sciences
Segment Reporting Information
Gross Accounts Receivable	21,041	21,727	14,107
Healthcare
Segment Reporting Information
Gross Accounts Receivable	18,116	11,568	9,628
Physician
Segment Reporting Information
Gross Accounts Receivable	$ 18,905	$ 15,749	$ 10,233

Business Segments (Revenue by Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Domestic									$ 1,099,746	$ 479,508	$ 370,572
Foreign									77,769	68,131	30,748
Total Revenues	$ 380,381	$ 374,511	$ 265,863	$ 156,760	$ 148,029	$ 147,014	$ 132,862	$ 119,734	$ 1,177,515	$ 547,639	$ 401,320

Business Segments (Long-Lived Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting [Abstract]
Domestic	$ 40,062	$ 19,078	$ 19,826
Foreign	2,006	1,033	754
Total Long-lived Assets	$ 42,068	$ 20,111	$ 20,580

Derivative Instruments (Balance Sheet Disclosures) (Details) (USD $)	Dec. 31, 2012	Aug. 08, 2012	Dec. 31, 2011
Derivatives, Fair Value
Derivative, Fair Value, Net	$ (348,000)		$ (608,000)
Interest Rate Cash Flow Hedges
Interest rate cap		3.00%
Notional amount of interest rate contract	25,000,000	223,100,000
Interest rate contract losses expected to be reclassified to statements of operation in the next twelve months	400,000
Interest Rate Contract [Member] | Designated as Hedging Instrument | Other long-term assets
Derivatives, Fair Value
Derivative Assets, Noncurrent	69,000		0
Interest Rate Contract [Member] | Designated as Hedging Instrument | Other liabilities
Derivatives, Fair Value
Derivative liabilities	(362,000)		(310,000)
Interest Rate Contract [Member] | Designated as Hedging Instrument | Other long-term liabilities
Derivatives, Fair Value
Derivative liabilities	$ (55,000)		$ (298,000)

Derivative Instruments (Statement of Operations Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	Aug. 08, 2012	Dec. 31, 2012 Interest Rate Contract [Member] Other Comprehensive Income (Loss) Cash Flow Hedging	Dec. 31, 2011 Interest Rate Contract [Member] Other Comprehensive Income (Loss) Cash Flow Hedging	Dec. 31, 2010 Interest Rate Contract [Member] Other Comprehensive Income (Loss) Cash Flow Hedging	Dec. 31, 2012 Interest Rate Contract [Member] Interest expense Cash Flow Hedging	Dec. 31, 2011 Interest Rate Contract [Member] Interest expense Cash Flow Hedging	Dec. 31, 2010 Interest Rate Contract [Member] Interest expense Cash Flow Hedging
Derivative Instruments, Gain (Loss)
Derivative, Cap Interest Rate	3.00%
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain/Loss Recognized in Accumulated Other Comprehensive Income on Derivative		$ (21)	$ (380)	$ 0
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain/Loss Reclassified from Accumulated Other Comprehensive Income into Income					$ 369	$ 310	$ 0

Fair Value Measurements (Fair Value Inputs, Liabilities, Quantitative Information) (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information
Long-term debt	426,588,000
Fair Value, Inputs, Level 2
Fair Value Inputs, Liabilities, Quantitative Information
Long-term debt, fair value	430,000,000
Significant Unobservable Inputs (Level 3) | Contingent Consideration Liability | Minimum
Fair Value Inputs, Liabilities, Quantitative Information
Probability of occurrence of scenarios (as a percentage)	10.00%
Revenue growth rates (as a percentage)	(4.00%)
Significant Unobservable Inputs (Level 3) | Contingent Consideration Liability | Maximum
Fair Value Inputs, Liabilities, Quantitative Information
Probability of occurrence of scenarios (as a percentage)	80.00%
Weighting given to base case scenario (as a percentage)	80.00%
Revenue growth rates (as a percentage)	16.10%

Fair Value Measurements (Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	$ (348)	$ (608)
Quoted Prices in Active Markets for Identical Assets (Level 1) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	0	0
Contingent consideration to be paid in cash for the acquisitions	0	0
Significant Other Observable Inputs (Level 2) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	(348)
Contingent consideration to be paid in cash for the acquisitions	0	0
Significant Unobservable Inputs (Level 3) | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	0	0
Contingent consideration to be paid in cash for the acquisitions	(7,577)	(9,856)
Total Fair Value | Recurring Basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Interest rate contracts	(348)	(608)
Contingent consideration to be paid in cash for the acquisitions	$ (7,577)	$ (9,856)

Fair Value Measurements (Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation) (Details) (Contingent Consideration Liability, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration Liability
Contingent consideration for acquisitions
Balance at beginning of period	$ (9,856)	$ (3,700)
Additions for acquisitions	0	(10,346)
Payments on contingent consideration	1,198	1,731
Settlements of contingent consideration	0	1,369
Fair value adjustment	1,215	640
Foreign currency translation adjustment	(134)	450
Balance at end of period	$ (7,577)	$ (9,856)

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	0 Months Ended
	Mar. 31, 2013	Feb. 12, 2013 Subsequent Event [Member] Nurse Travel Division [Member]
Subsequent Event [Line Items]
Proceeds from Divestiture of Businesses	$ 31	$ 31

Unaudited Quarterly Financial Results (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 380,381,000	$ 374,511,000	$ 265,863,000	$ 156,760,000	$ 148,029,000	$ 147,014,000	$ 132,862,000	$ 119,734,000	$ 1,177,515,000	$ 547,639,000	$ 401,320,000
Gross profit	115,619,000	115,631,000	84,537,000	52,749,000	50,151,000	50,793,000	46,179,000	40,705,000	368,536,000	187,828,000	139,331,000
Income from continuing operations	9,748,000	16,586,000	7,030,000	5,047,000	6,636,000	6,843,000	5,450,000	2,821,000	38,411,000	21,750,000	4,084,000
Income (loss) from discontinued operations, net of income taxes	1,574,000	847,000	1,485,000	336,000	865,000	924,000	415,000	343,000	4,242,000	2,547,000	(13,981,000)
Net income	11,322,000	17,433,000	8,515,000	5,383,000	7,501,000	7,767,000	5,865,000	3,164,000	42,653,000	24,297,000	(9,897,000)
Basic earnings per common share:
Income from continuing operations	$ 0.19	$ 0.32	$ 0.16	$ 0.14	$ 0.18	$ 0.18	$ 0.15	$ 0.08	$ 0.82	$ 0.59	$ 0.11
Income from discontinued operations	$ 0.03	$ 0.01	$ 0.03	$ 0	$ 0.02	$ 0.03	$ 0.01	$ 0.01	$ 0.09	$ 0.07	$ (0.38)
Net income	$ 0.22	$ 0.33	$ 0.19	$ 0.14	$ 0.2	$ 0.21	$ 0.16	$ 0.09	$ 0.91	$ 0.66	$ (0.27)
Diluted earnings per common share:
Income from continuing operations	$ 0.18	$ 0.31	$ 0.15	$ 0.13	$ 0.18	$ 0.18	$ 0.14	$ 0.08	$ 0.8	$ 0.58	$ 0.11
Income from discontinued operations	$ 0.03	$ 0.02	$ 0.04	$ 0.01	$ 0.02	$ 0.03	$ 0.02	$ 0	$ 0.09	$ 0.06	$ (0.38)
Net income	$ 0.21	$ 0.33	$ 0.19	$ 0.14	$ 0.2	$ 0.21	$ 0.16	$ 0.08	$ 0.89	$ 0.64	$ (0.27)
Vendor Fees [Member] | Apex Systems
Segment Reporting Information
Classification error related to vendor fees		$ 500,000

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts and Bilinig Adjustments
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	$ 2,777	$ 2,175	$ 1,949
Provisions	(166)	1,127	644
Deductions	1,359	(525)	(418)
Balance at end of year	3,970	2,777	2,175
Allowance for Workers' Compensation and Medical Malpractice Loss Reserves
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of year	10,401	10,244	10,349
Provisions	3,594	2,339	4,310
Deductions	(3,668)	(2,182)	(4,415)
Balance at end of year	$ 10,327	$ 10,401	$ 10,244